                                                       File No. __________
                                                       File No. __________

                    SECURITIES AND EXCHANGE COMMISSION

                         Washington, D. C.  20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

                Pre-Effective Amendment No. _____
               Post-Effective Amendment No._____

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                     X

                Amendment No. _____

WADDELL & REED INVESTED PORTFOLIOS, INC.
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                  (Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas               66201-9217
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        (Address of Principal Executive Office)       (Zip Code)

Registrant's Telephone Number, including Area Code  (913) 236-2000

Kristen A. Richards, P. O. Box 29217, Shawnee Mission, Kansas  66201-9217
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                 (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering
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As soon as practical after effective date of Registration Statement

    ==================================================================

                DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

     The Registrant requests registration of an indefinite amount of shares of its capital stock, $.001 per share, by this Registration Statement.

    The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the
Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration
Statement shall become effective on such date as the Commission, action pursuant to said Section 8(a), may determine.

Waddell & Reed InvestEd Portfolios, Inc.

Waddell & Reed InvestEd Growth Portfolio

Waddell & Reed InvestEd Balanced Portfolio

Waddell & Reed InvestEd Income Portfolio

The Securities and Exchange Commission has not approved or disapproved the
Portfolios' securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.

This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

Prospectus
______________, 2001

Table of Contents

An Overview of the Portfolio

Waddell & Reed InvestEd Growth Portfolio

Goal

The Portfolio seeks long-term capital growth.

Principal Investment Strategies

The Portfolio is designed for investors who can accept equity market volatility in return for potentially higher returns. The Portfolio is also designed for investors who plan to maintain their investments, and who do not expect to incur higher education expenses, for at least ____ years.
Accordingly, the Portfolio invests primarily in a combination of Waddell &
Reed Advisors equity mutual funds that have a long-term growth orientation. It also invests, to a lesser extent, in Waddell & Reed
Advisors bond and other income-producing mutual funds. Each underlying fund, in turn, invests in a diversified portfolio of securities.

The Fund's Board of Directors has established target allocations for the
Portfolio's assets so that approximately 80% of the Portfolio's net assets will be invested in equity funds and 20% of the Portfolio's net assets will be invested in a combination of bond and income-producing funds. The
Portfolio may deviate from these target allocations within ranges of 10%
above or below the target amount. The Board of Directors has established the following target allocations for investment of the Portfolio's assets in specific underlying funds:

Underlying Fund                                        Investment
Waddell & Reed Advisors Core Investment Fund             17%
Waddell & Reed Advisors Value Fund                       15%
Waddell & Reed Advisors International Growth Fund        14%
Waddell & Reed Advisors Small Cap Fund                   10%
Waddell & Reed Advisors Vanguard Fund                    12%
Waddell & Reed Advisors New Concepts Fund                12%
Waddell & Reed Advisors Bond Fund                        10%
Waddell & Reed Advisors Government Securities Fund        7%
Waddell & Reed Advisors High Income Fund                  3%

Subject to these target allocations and permitted deviations, the
Portfolio's investment advisor, Waddell & Reed Investment Management
Company (WRIMCO), allocates the Portfolio's investments among the underlying funds using fundamental and quantitative analysis, its outlook for the economy and financial markets and the relative performance of the underlying funds.

Principal Risks of Investing in the Portfolio

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the
Portfolio is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

The Portfolio is subject to all the risks of the underlying funds it holds, and its performance will reflect the investment performance of those funds. Common stocks, which are the main type of investment for most of the underlying funds, generally fluctuate in value more than other investments.

More information about these and other risks of an investment in the
Portfolio is provided in More Information about Investment Risks and the
Underlying Funds.

Performance

Waddell & Reed InvestEd Growth Portfolio

The Portfolio has not been in operation for a full calendar year;
therefore, it does not have performance information of at least one calendar year to include a bar chart or performance table reflecting average annual total returns.

Fees and Expenses

Waddell & Reed InvestEd Growth Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio:

Shareholder Fees                    Class A     Class B      Class C
(fees paid directly from            Shares      Shares       Shares
your investment)                    ------      ------       ------

   Maximum Sales Charge (Load)
   Imposed on Purchases
  (as a percentage
   of offering price)                5.75%        None        None

   Maximum Deferred
   Sales Charge (Load)[1]            None         5.00%       1.00%
  (as a percentage of
   lesser of amount invested
   or redemption value)

Annual Portfolio                  Class A     Class B      Class C
Operating Expenses[2]              Shares      Shares       Shares
(expenses that are deducted        ------      ------       ------
from Portfolio assets)

Management Fees                     %            %            %

Distribution and
Service (12b-1) Fees               0.25%        1.00%        1.00%

Other Expenses                     %            %            %

Total Annual Portfolio
Operating Expenses                 %            %            %

[1]The Contingent Deferred Sales Charge (CDSC), which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]The data for the operating expenses are based on estimated expenses for the initial fiscal year of the Portfolio.

In addition to the total annual operating expenses shown above, the
Portfolio, as a shareholder in each underlying fund, will indirectly bear its pro rata share of that fund's fees and expenses. The following table shows the Portfolio's anticipated share of expenses from the underlying funds, based on the weighted average of the expense ratio of each underlying fund (according to its target allocation) for that fund's most recent fiscal year as of the date of this prospectus. Actual expenses may be higher or lower, depending on the Portfolio's allocations and the actual expenses of the underlying funds.

                                   Class A     Class B      Class C
                                   Shares      Shares       Shares
                                   ------      ------       ------
Expenses from
Underlying Funds                    %            %            %
Combined Total Annual
Operating Expenses
Incurred by Portfolio               %            %            %

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.
The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses of the Portfolio and its underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs would be:

                                          1 Year         3 Years
Class A Shares                              $              $
Class B Shares (assuming sale of
 all shares at end of period)               $              $
Class B Shares (assuming no sale
 of shares)                                 $              $
Class C Shares (assuming sale of
 all shares at end of period)               $              $
Class C Shares (assuming no sale
 of shares)                                 $              $

An Overview of the Portfolio

Waddell & Reed InvestEd Balanced Portfolio

Goals

The Portfolio seeks capital growth and income.

Principal Investment Strategies

The Portfolio is designed for investors who seek capital appreciation in conjunction with income. The Portfolio is also designed for investors who plan to maintain their investments, and who do not expect to incur higher education expenses, for at least ____ years. Accordingly, the Portfolio invests in a combination of long-term, growth-oriented equity mutual funds and income-producing mutual funds. Each underlying fund, in turn, invests in a diversified portfolio of securities.

The Fund's Board of Directors has established target allocations for the
Portfolio's assets so that approximately 60% of the Portfolio's net assets will be invested in equity funds and 40% of the Portfolio's net assets will be invested in a combination of bond and money market funds. The
Portfolio may deviate from these target allocations within ranges of 10%
above or below the target amount. The Board of Directors has established the following target allocations for investment of the Portfolio's assets in specific underlying funds:

Underlying Fund                                        Investment
Waddell & Reed Advisors Core Investment Fund             15%
Waddell & Reed Advisors International Growth Fund        13%
Waddell & Reed Advisors Value Fund                       12%
Waddell & Reed Advisors Vanguard Fund                    10%
Waddell & Reed Advisors New Concepts Fund                10%
Waddell & Reed Advisors Bond Fund                        13%
Waddell & Reed Advisors Government Securities Fund       13%
Waddell & Reed Advisors High Income Fund                  8%
Waddell & Reed Advisors Cash Management                   6%

Subject to these target allocations and permitted deviations, the
Portfolio's investment advisor, WRIMCO, allocates the Portfolio's investments among the underlying funds using fundamental and quantitative analysis, its outlook for the economy and financial markets and the relative performance of the underlying funds.

Principal Risks of Investing in the Portfolio

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the
Portfolio is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

The Portfolio is subject to all the risks of the underlying funds it holds, and its performance will reflect the investment performance of those funds. Because its underlying funds invest in both common stocks and bonds, the Portfolio is subject to both equity risk and interest rate risk. Common stocks generally fluctuate in value more than other investments. The value of bonds will fall when interest rates rise.

More information about these and other risks of an investment in the
Portfolio is provided in More Information about Investments Risks and the Underlying Funds.

Performance

Waddell & Reed InvestEd Balanced Portfolio

The Portfolio has not been in operation for a full calendar year;
therefore, it does not have performance information of at least one calendar year to include a bar chart or performance table reflecting average annual total returns.

Fees and Expenses

Waddell & Reed InvestEd Balanced Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio:

Shareholder Fees                   Class A     Class B      Class C
(fees paid directly from            Shares      Shares       Shares
your investment)                    ------      ------       ------

   Maximum Sales Charge (Load)
   Imposed on Purchases
  (as a percentage
   of offering price)                5.75%        None        None

  Maximum Deferred
  Sales Charge (Load)[1]             None         5.00%       1.00%
 (as a percentage of
  lesser of amount invested
  or redemption value)

Annual Portfolio                  Class A     Class B      Class C
Operating Expenses[2]              Shares      Shares       Shares
(expenses that are deducted        ------      ------       ------
from Portfolio assets)

Management Fees                        %            %            %

Distribution and
Service (12b-1) Fees               0.25%        1.00%        1.00%
Other Expenses                         %            %            %
Total Annual Portfolio
 Operating Expenses                    %            %            %

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]The data for the operating expenses are based on estimated expenses for the initial fiscal year of the Portfolio.

In addition to the total annual operating expenses shown above, the
Portfolio, as a shareholder in each underlying fund, will indirectly bear its pro rata share of that fund's fees and expenses. The following table shows the Portfolio's anticipated share of expenses from the underlying funds, based on the weighted average of the expense ratio of each underlying fund (according to its target allocation) for that fund's most recent fiscal year as of the date of this prospectus. Actual expenses may be higher or lower, depending on the Portfolio's allocations and the actual expenses of the underlying funds.

                                    Class A     Class B      Class C
                                   Shares      Shares       Shares
                                   ------      ------       ------
Expenses from
Underlying Funds                    %            %            %
Combined Total Annual
Operating Expenses
Incurred by Portfolio               %            %            %

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.
The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses of the Portfolio and its underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs would be:

                                          1 Year         3 Years
Class A Shares                             $              $
Class B Shares (assuming sale of
 all shares at end of period)               $              $
Class B Shares (assuming no sale
 of shares)                                 $              $
Class C Shares (assuming sale of
 all shares at end of period)               $              $
Class C Shares (assuming no sale
 of shares)                                 $              $

An Overview of the Portfolio

Waddell & Reed InvestEd Income Portfolio

Goals

The Portfolio seeks income, with a secondary goal of capital growth.

Principal Investment Strategies

The Portfolio is designed for investors who seek current income from their investments but want to offset some of the effects of inflation by seeking growth of capital as a secondary goal. The Portfolio is also designed for investors who expect to incur higher education expenses within ____ years.
Accordingly, the Portfolio invests primarily in income-producing mutual funds. It also invests, to a lesser extent, in equity mutual funds to provide growth of capital. Each underlying fund, in turn, invests in a diversified portfolio of securities.

The Fund's Board of Directors has established target allocations for the
Portfolio's assets so that approximately 80% of the Portfolio's net assets will be invested in a combination of bond and money market funds and 20%
of the Portfolio's assets will be invested in equity funds. The Portfolio may deviate from these target allocations within ranges of 10% above or below the target amount. The Board of Directors has established the following target allocations for investment of the Portfolio's assets in specific underlying funds:

Underlying Fund                                        Investment
Waddell & Reed Advisors Cash Management                  30%
Waddell & Reed Advisors Bond Fund                        18%
Waddell & Reed Advisors Government Securities Fund       18%
Waddell & Reed Advisors High Income Fund                 14%
Waddell & Reed Advisors Core Investment Fund              8%
Waddell & Reed Advisors Vanguard Fund                     7%
Waddell & Reed Advisors International Growth Fund         5%

Subject to these target allocations and permitted deviations, the
Portfolio's investment advisor, WRIMCO, allocates the Portfolio's investments among the underlying funds using fundamental and quantitative analysis, its outlook for the economy and financial markets and the relative performance of the underlying funds.

Principal Risks of Investing in the Portfolio

As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment. An investment in the
Portfolio is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.

The Portfolio is subject to all the risks of the underlying funds it holds, and its performance will reflect the investment performance of those funds. The value of bonds generally will fall when interest rates rise. Mortgage-backed securities are subject to prepayment risk, which means that the underlying mortgages may be paid earlier or later than expected. The Portfolio is also subject to credit risk in that the issuers of the securities held by underlying funds may not make principal or interest payments when due. Common stocks generally fluctuate more than other investments.

More information about these and other risks of an investment in the
Portfolio is provided below in More Information about Investment Risks and the Underlying Funds.

Performance

Waddell & Reed InvestEd Income Portfolio

The Portfolio has not been in operation for a full calendar year;
therefore, it does not have performance information of at least one calendar year to include a bar chart or performance table reflecting average annual total returns.

Fees and Expenses

Waddell & Reed InvestEd Income Portfolio

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio:

Shareholder Fees                  Class A     Class B      Class C
(fees paid directly from            Shares      Shares       Shares
your investment)                    ------      ------       ------

  Maximum Sales Charge (Load)
  Imposed on Purchases
 (as a percentage
  of offering price)                5.75%        None        None

Maximum Deferred
  Sales Charge (Load)[1]            None         5.00%       1.00%
 (as a percentage of
  lesser of amount invested
  or redemption value)

Annual Portfolio                  Class A     Class B      Class C
Operating Expenses[2]              Shares      Shares       Shares
(expenses that are deducted        ------      ------       ------
from Portfolio assets)

Management Fees                        %            %            %

Distribution and
Service (12b-1) Fees               0.25%        1.00%        1.00%
Other Expenses                         %            %            %
Total Annual Portfolio
 Operating Expenses                    %            %            %

[1]The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

[2]The data for the operating expenses are based on estimated expenses for the initial fiscal year of the Portfolio.

In addition to the total annual operating expenses shown above, the
Portfolio, as a shareholder in each underlying fund, will indirectly bear its pro rata share of that fund's fees and expenses. The following table shows the Portfolio's anticipated share of expenses from the underlying funds, based on the weighted average of the expense ratio of each underlying fund (according to its target allocation) for that fund's most recent fiscal year as of the date of this prospectus. Actual expenses may be higher or lower, depending on the Portfolio's allocations and the actual expenses of the underlying funds.

                                    Class A     Class B      Class C
                                   Shares      Shares       Shares
                                   ------      ------       ------
Expenses from
Underlying Funds                    %            %            %
Combined Total Annual
Operating Expenses
Incurred by Portfolio               %            %            %

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.
The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses of the Portfolio and its underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs would be:

                                          1 Year         3 Years
Class A Shares                              $              $
Class B Shares (assuming sale of
 all shares at end of period)               $              $
Class B Shares (assuming no sale
 of shares)                                 $              $
Class C Shares (assuming sale of
 all shares at end of period)               $              $
Class C Shares (assuming no sale
 of shares)                                 $              $

More Information about Investment Risks and the Underlying Funds

Fund of Funds Risk

Because each Portfolio invests almost exclusively in other mutual funds, it is commonly known as a fund of funds.

* Your investment in a fund of funds is subject to all the risks of an investment directly in the underlying funds it holds. These risks are summarized below under Risk Consideration of Principal Strategies and
  Other Investments.

* A Portfolio's performance reflects the investment performance of the underlying funds it holds. A Portfolio's performance thus depends both on the allocation of its assets among the various underlying funds and the ability of those funds to meet their investment objectives. WRIMCO may not accurately assess the attractiveness or risk potential of particular underlying funds, asset classes, or investment styles.

* Each Portfolio invests in a limited number of underlying funds and may invest 25% or more of its assets in a single underlying fund. Therefore, the performance of a single underlying fund can have a significant effect on the performance of a Portfolio and the price of its shares. As with any mutual fund, there is no assurance that any underlying fund will achieve its investment objective.

* Each underlying fund pays its own management fees and also pays other operating expenses. An investor in a Portfolio will pay both the
  Portfolio's expenses and indirectly the management fees and other expenses of the underlying funds it holds.

* One underlying fund may purchase the same securities that another underlying fund sells. A Portfolio that invests in both underlying funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

The Underlying Funds

The following is a concise description of the investment objectives, principal strategies and certain risks of the underlying funds. The
Statement of Additional Information (SAI) includes more information about their investment strategies, policies and risks. Those strategies, policies and risks also are described more fully in the prospectus of each underlying fund. WRIMCO is the investment adviser for each underlying fund. No offer is made in this prospectus of the shares of any underlying fund.

Waddell & Reed Advisors Bond Fund seeks a reasonable return with emphasis on preservation of capital. The fund invests primarily in domestic debt securities, usually of investment grade. In selecting debt securities for the fund's portfolio, WRIMCO considers yield and relative safety. The fund has no limitations regarding the maturity, duration or dollar weighted average of its holdings. In selecting convertible securities for the fund's portfolio, WRIMCO considers the possibility of capital growth. There is no guarantee that the fund will achieve its goal.

WRIMCO may also consider many other factors in its selection of securities. These include the issuer's past, present and estimated future:

* financial strength

* cash flow

* management

* borrowing requirements

* responsiveness to changes in interest rates and business conditions

As well, WRIMCO considers the maturity of the obligation and the size or nature of the bond issue.

In general, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example,
WRIMCO may sell a holding if the issuer's financial strength weakens and/or the yield and relative safety of the security declines. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

The fund limits its acquisition of securities so that at least 90% of its total assets will consist of debt securities. These debt securities primarily include corporate bonds, mostly of investment grade, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (U.S. Government Securities).

The fund may invest in junk bonds, which are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds.

As well, the fund may invest in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a defensive position is desirable, due to present or anticipated market or economic conditions, WRIMCO may take a number of actions. It may sell longer-term bonds and buy shorter-term bonds or money market instruments. By taking a defensive position, the fund may not achieve its investment objective.

Waddell & Reed Advisors Cash Management, Inc. seeks maximum current income consistent with stability of principal. The fund seeks to achieve its goal by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities will be rated A-1 or A-2 by Standard and Poor's (S&P) or Prime-
1 or Prime-2 by Moody's Corporation (Moody's), or if unrated, will be of comparable quality as determined by WRIMCO. The fund seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. There is no guarantee that the fund will achieve its goal.

The fund maintains a dollar-weighted average maturity of 90 days or less, and the fund invests only in securities with a remaining maturity of not more than 397 calendar days.

The fund invests only in the following U.S. dollar-denominated money market obligations and instruments:

* U.S. Government obligations (including obligations of U.S. Government agencies and instrumentalities)

* bank obligations and instruments secured by bank obligations, such as letters of credit

* commercial paper

* corporate debt obligations, including variable amount master demand notes

* Canadian Government obligations

* certain other obligations (including municipal obligations) guaranteed as to principal and interest by a bank in whose obligations the fund may invest or a corporation in whose commercial paper the fund may invest

The fund only invests in bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including foreign branches of these banks) or obligations of a foreign bank having total assets of at least $500 million, and instruments secured by any such obligation.

WRIMCO may look at a number of factors in selecting securities for the fund's portfolio. These include:

* the credit quality of the particular issuer or guarantor of the security

* the maturity of the security

* the relative value of the security

Generally, in determining whether to sell a security, WRIMCO uses the same analysis that it uses in buying securities to determine if the security no longer offers adequate return or does not comply with Rule 2a-7 (Rule 2a-7)
under the Investment Company Act of 1940 (1940 Act). WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

You will find more information in the fund's SAI about the fund's valuation procedures.

An investment in the fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.

Waddell & Reed Advisors Core Investment Fund seeks capital growth and income, with a primary emphasis on income. The fund invests primarily in the common stocks of large U.S. and foreign companies and seeks to invest in securities that WRIMCO believes have the potential for capital appreciation or that WRIMCO expects to resist market decline. The fund typically invests in large companies that are well-known and have been consistently profitable. However, it may invest in securities of companies of any size. There is no guarantee that the Fund will achieve its goals.

WRIMCO attempts to select securities for the fund with income and growth possibilities by looking at many factors including the company's:

* profitability record

* history of improving sales and profits

* management

* leadership position in its industry

* stock price value

* dividend payment history

In general, in determining whether to sell a stock, WRIMCO uses the same type of analysis that it uses in buying stocks in order to determine whether the security has ceased to offer the prospect of continued
dividend payments and/or significant growth potential. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

When WRIMCO views stocks with high yields as less attractive than other common stocks, the Fund may hold lower-yielding common stocks because of their prospects for appreciation. When WRIMCO believes that the return on debt securities and preferred stocks is more attractive than the return on common stocks, or that a temporary defensive position is desirable, the fund may seek to achieve its goals by investing up to all of its assets in debt securities (typically, investment grade) and preferred stocks.
However, by taking a temporary defensive position, the fund may not achieve its investment objectives.

Waddell & Reed Advisors Government Securities Fund, Inc. seeks as high a current income as is consistent with safety of principal. The fund invests exclusively in U.S. Government Securities, including Treasury issues and mortgage-backed securities. The fund has no limitations on the range of maturities of the debt securities in which it may invest. There is no guarantee that the fund will achieve its goal.

Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by the discretionary authority of the U.S. Government to purchase the agency's obligations, while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. The fund may invest a significant portion of its assets in mortgage-backed securities guaranteed by the U.S.
Government or one of its agencies or instrumentalities. The fund invests in securities of agencies or instrumentalities only when WRIMCO is satisfied that the credit risk is acceptable.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that is used in buying securities of that type. For example, WRIMCO may sell a security if it believes the security no longer provides significant income potential or if the safety of the principal is weakened. As well, WRIMCO may sell a security to take advantage of more attractive investment opportunities or to raise cash.

When WRIMCO believes that a temporary defensive position is desirable, the fund may increase its investments in U.S. Treasury securities and/or increase its cash position. By taking a temporary defensive position, the fund may not achieve its investment objective.

Waddell & Reed Advisors High Income Fund, Inc. seeks a high level of current income. As a secondary goal, the fund seeks capital growth when consistent with its primary goal. The fund invests primarily in high-
yield, high-risk fixed income securities, the risks of which are, in the judgment of WRIMCO, consistent with the fund's goals. There is no guarantee that the fund will achieve its goals.

The fund invests primarily in lower quality bonds, commonly called junk bonds, that include bonds rated BB and below by S&P or Ba and below by
Moody's or, if unrated, deemed by WRIMCO to be of comparable quality; it may invest an unlimited amount of its total assets in junk bonds. The fund can invest in the securities of companies of any size and may invest in bonds of any maturity.

The fund may invest up to 20% of its total assets in common stock in order to seek capital growth. The fund emphasizes a blend of value and growth in its selection of common stock. Value stocks are those whose earnings
WRIMCO believes are currently selling below their true worth. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy.

WRIMCO may look at a number of factors in selecting securities for the fund. These include an issuer's past, current and estimated future:

* financial strength

* cash flow

* management

* borrowing requirements

* responsiveness to changes in interest rates and business conditions

In general, in determining whether to sell a debt security, WRIMCO uses the same type of analysis that it uses in buying debt securities. For example, WRIMCO may sell a holding if the issuer's financial strength declines to an unacceptable level or management of the company weakens. As well, WRIMCO may choose to sell an equity security if the issuer's growth potential has diminished. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

When WRIMCO believes that a full or partial temporary position is desirable, due to present or anticipated market or economic conditions,
WRIMCO may take any one or more of the following steps with respect to the assets in the fund's portfolio:

* shorten the average maturity of the fund's debt holdings

* hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit) in varying amounts designed for defensive purposes

* emphasize high-grade debt securities

By taking a temporary defensive position in any one or more of these manners, the fund may not achieve its investment objectives.

Waddell & Reed Advisors International Growth Fund, Inc. seeks long term capital appreciation, with a secondary goal of current income. The fund invests primarily in common stocks of foreign companies that WRIMCO believes have the potential for long-term growth represented by economic expansion within a country or region and by the restructuring and/or privatization of particular industries. The fund emphasizes growth stocks, which are securities of companies whose earnings WRIMCO believes are likely to grow faster than the economy. The fund primarily invests in issuers of developed countries. The fund may invest in companies of any size. There is no guarantee that the Fund will achieve its goals.

Under normal conditions, the fund invests at least 80% of its total assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries. The fund generally limits its holdings so that no more than 75% of its total assets are invested in issuers of a single foreign country. As well, the fund invests at least 65% of its total assets in growth securities (usually common stock) during normal market conditions.

WRIMCO may look at a number of factors in selecting securities for the fund's portfolio. These include the issuer's:

* growth potential

* earnings potential

* management

* industry position

* applicable economic, market and political conditions

In general, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities of that type. For example, WRIMCO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political instability in the issuer's country. As well, WRIMCO may sell a security to take advantage of more attractive investment opportunities or to raise cash.

When WRIMCO believes that a temporary defensive position is desirable,
WRIMCO may take certain steps with respect to up to all of the fund's assets by investing in debt securities (including commercial paper or short-term U.S. Government Securities) or preferred stocks, or both. By taking a temporary defensive position, the fund may not achieve its investment objectives.

Investing in foreign securities presents particular risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the fund's assets might be more volatile than would be the case with other investments.

Waddell & Reed Advisors New Concepts Fund, Inc. seeks the growth of its shareholders' investments. The fund seeks to achieve its goal by investing primarily in common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies comprising the Russell Mid-Cap Growth Index (Russell Mid-Cap) and that
WRIMCO believes offer above-average growth potential. There is no guarantee that the Fund will achieve its goal.

In selecting companies for the fund's portfolio, WRIMCO may look at a number of factors, such as:

* new or innovative products or services

* adaptive or creative management

* strong financial and operational capabilities to sustain growth

* market potential

* profit potential

In general, in determining whether to sell a stock, WRIMCO uses the same type of analysis that it uses when buying stocks. For example, WRIMCO may sell a holding if the company no longer meets the desired capitalization range or if the company position weakens in the industry or market. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

When WRIMCO believes that a temporary defensive position is desirable, the fund may invest up to all of its assets in debt securities (including commercial paper, short-term securities issued by the U.S. Government or its agencies or instrumentalities and other money market instruments)
and/or preferred stocks. The fund may also use options and futures contracts for defensive purposes. By taking a defensive position the fund may not achieve its investment objective.

Waddell & Reed Advisors Small Cap Fund, Inc. seeks growth of capital.
The fund seeks to achieve its goal by investing primarily in common stocks of domestic and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper, Inc.
Small Cap Category (small cap stocks). The fund emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth. There is no guarantee that the Fund will achieve its goal.

In selecting companies for the fund's portfolio, WRIMCO seeks companies whose earnings, it believes, are likely to grow faster than the economy.
WRIMCO may look at a number of factors relating to a company, such as:

* aggressive or creative management

* technological or specialized expertise

* new or unique products or services

* entry into new or emerging industries

In general, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. As well, WRIMCO may sell a security to take advantage of more attractive investment opportunities or to raise cash.

When WRIMCO believes that a temporary defensive position is desirable, the fund may invest up to all of its assets in debt securities (including commercial paper or short-term U.S. Government Securities) or preferred stocks, or both. By taking a defensive position the fund may not achieve its investment objective.

Due to the nature of the fund's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the fund may be subject to the following additional risks:

* products offered may fail to sell as anticipated

* a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry

* the company may never achieve profitability

* economic, market and technological factors may cause the new industry itself to lose favor with the public

Waddell & Reed Advisors Value Fund, Inc. seeks long term capital appreciation. The fund invests, for the long term, primarily in common stocks of largely capitalized U.S. and foreign companies. The fund seeks to invest in stocks that are, in the opinion of WRIMCO, undervalued relative to the true worth of the company and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation.
Although the fund typically invests in large companies, it may invest in securities of companies of any size. There is no guarantee that the Fund will achieve its goal.

The fund typically invests at least 65% of its total assets in value-
oriented securities. The fund may also invest in foreign securities, primarily to provide additional opportunities to invest in quality overlooked growth stock.

WRIMCO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process.

WRIMCO considers numerous factors in its analysis of issuers and stocks, including the following:

* intrinsic value of the company not reflected in stock price

* historical earnings growth

* future expected earnings growth

* company's position in its respective industry

* industry conditions

* competitive strategy

* management capabilities

* free cash flow potential

The fund will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below WRIMCO's expectations.

When WRIMCO believes that a temporary defensive position is desirable, the fund may invest up to all of its assets in debt securities (including commercial paper or short-term U.S. Government Securities) or preferred stocks, or both. By taking a temporary defensive position, the fund may not achieve its investment objective.

Waddell & Reed Advisors Vanguard Fund, Inc. seeks appreciation of its shareholders' investments. The fund invests primarily in common stocks issued by large to medium-sized U.S. and foreign companies that WRIMCO believes have appreciation possibilities. WRIMCO typically emphasizes growth stocks but also includes value stocks in the fund's portfolio to provide a blend of value and growth potential. The fund may invest in the securities of companies of any size. There is no guarantee that the Fund will achieve its goal.

WRIMCO attempts to select securities for the fund with appreciation possibilities by looking at many factors. These include:

* the company's market position, product line, technological position and prospects for increased earnings

* the management capability of the company being considered

* the short-term and long-term outlook for the industry being analyzed

* changes in economic and political conditions

WRIMCO may also analyze the demands of investors for the security relative to its price. Securities may be chosen when WRIMCO anticipates a development that might have an effect on the value of a security.

In general, WRIMCO may sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. As well, WRIMCO may sell a security to take advantage of more attractive investment opportunities or to raise cash.

At times, as a temporary defensive measure, the fund may invest up to all of its assets in either debt securities (which may include money market instruments held as cash reserves) or preferred stocks or both. The fund may also use options and futures contracts for defensive purposes. By taking a temporary defensive position in either or both of these ways the fund may not achieve its investment objective.

Risk Considerations of Principal Strategies
and Other Investments

Risks exist in any investment. Each underlying fund is subject to market risk, financial risk and, in some cases, prepayment risk.

* Market risk is the possibility of a change in the price of the security.
  The prices of common stocks and other equity securities generally fluctuate more than those of other investments. An underlying fund may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may experience greater price volatility than value stocks. The price of a fixed-income security may be affected by changes in interest rates. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of an underlying fund will likely change as well.

* Financial risk is based on the financial situation of the issuer of the security. For an equity investment, an underlying fund's financial risk may depend, for example, on the earnings performance of the company issuing the stock. To the extent an underlying fund invests in debt securities, the fund's financial risk depends on the credit quality of the underlying securities in which it invests.

* Prepayment risk is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Each underlying fund may also invest in and use other types of instruments in seeking to achieve its goal(s). For example, each underlying fund
(other than Waddell & Reed Advisors Cash Management) is permitted to invest in options, futures, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

Certain types of each underlying fund's authorized investments and strategies (such as foreign securities, junk bonds and derivative instruments) involve special risks. Depending on how much an underlying fund invests or uses these strategies, these special risks may become significant. For example, foreign investments may subject an underlying fund to restrictions on receiving the investment proceeds from a foreign country, foreign taxes, and potential difficulties in enforcing contractual obligations, as well as fluctuations in foreign currency values and other developments that may adversely affect a foreign country. Junk bonds pose a greater risk of nonpayment of interest or principal than higher-rated bonds. Derivative instruments may expose an underlying fund to greater volatility than an investment in a more traditional stock, bond or other security.

Because each underlying fund owns different types of investments, its performance will be affected by a variety of factors. The value of an underlying fund's investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions and other company and economic news. Performance of an underlying fund will also depend on WRIMCO's skill in selecting investments for that fund.

You will find more information about the underlying funds' permitted investments and strategies, as well as the restrictions that apply to them, in each fund's SAI.

Your Account

Choosing a Share Class

Each Portfolio offers three classes of shares:  Class A, Class B and Class
C. Each class has its own sales charge, if any, and expense structure. The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment.

All of your future investments in a Portfolio will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.

          General Comparison of Class A, Class B and Class C Shares

Class A              Class B              Class C
* Initial sales     * No initial sales   * No initial sales
  charge              charge               charge

* No deferred sales * Deferred sales     * A 1% deferred
  charge              charge on shares     sales charge on
                      you sell within      shares you sell
                      six years after      within twelve
                      purchase             months after
                                           purchase

* Maximum           * Maximum            * Maximum
  distribution and    distribution and     distribution and
  service (12b-1)     service (12b-1)      service (12b-1)
  fees of 0.25%       fees of 1.00%        fees of 1.00%

* For an investment * Converts to Class  * Does not convert
  of $2 million or    A shares 8 years     to Class A
  more, only Class    after the month      shares, so
  A shares are        in which the         annual expenses
  available           shares were          do not decrease
                      purchased, thus
                      reducing future
                      annual expenses

                   * If you expect to
                     incur higher
                     education
                     expenses within
                     ______ years
                     after investment,
                     you should not
                     consider Class B
                     shares

Each Portfolio has adopted a Distribution and Service Plan (Plan)
pursuant to Rule 12b-1 under the 1940 Act (Rule 12b- 1) for each of its Class
A, Class B and Class C shares. Under the Class A Plan, each Portfolio may pay
Waddell & Reed, Inc. (Waddell & Reed) a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to compensate Waddell & Reed for the amounts it spends for, either directly or through third parties, distributing the Portfolio's Class A shares, providing personal service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Class B Plan and the Class C Plan, each
Portfolio may pay Waddell & Reed a fee of up to 0.75%, on an annual basis, of the average daily net assets of the shares of the class to compensate Waddell
& Reed for, either directly or through third parties, distributing the shares of that class and a fee of up to 0.25%, on an annual basis, of the average daily net assets of the shares of that class to compensate Waddell & Reed for, either directly or through third parties, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid, to Waddell & Reed by any Portfolio if, and to the extent that, the aggregate of the distribution fees paid by the Portfolio and the deferred sales charges received by Waddell & Reed with respect to the
Portfolio's Class B or Class C shares would exceed the maximum amount of such charges that Waddell & Reed is permitted to receive under NASD rules as then in effect.

Because the Plan fees are paid out of the assets of the applicable class on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Underlying Fund Shares. Each Portfolio invests in shares of underlying funds that have no initial sales charge or CDSC and are not subject to a
Rule 12b-1 Plan.

Class A shares of a Portfolio are subject to an initial sales charge when you buy them, based on the amount of your investment, according to the table below. Class A shares pay an annual 12b-1 fee of up to 0.25% of average Class A net assets. The ongoing expenses of this class are lower than those for Class B or Class C shares.

                           Sales
              Sales       Charge       Reallowance
              Charge        as         to Dealers
                as       Approx.           as
             Percent     Percent        Percent
                of          of            of
Size of       Offering     Amount       Offering
Purchase       Price      Invested       Price
--------      --------    -------       --------
Under
 $100,000     5.75%       6.10%          5.00%

$100,000
 to less
 than
 $200,000      4.75        4.99          4.00

$200,000
 to less
 than
 $300,000      3.50        3.63          2.80

$300,000
 to less
 than
 $500,000      2.50        2.56          2.00

$500,000
 to less
 than
 $1,000,000    1.50        1.52          1.20

$1,000,000
 to less
 than
 $2,000,000    1.00        1.01          0.75

$2,000,000
 and over      0.00        0.00          0.50

Waddell & Reed and its affiliate(s) may pay additional compensation from its own resources to securities dealers based upon the value of shares of a Portfolio owned by the dealer for its own account or for its customers.
Waddell & Reed and its affiliate(s) may also provide compensation from its own resources to securities dealers with respect to shares of the
Portfolios purchased by customers of such dealers without payment of a sales charge.

Sales Charge Reductions and Waivers

Lower sales charges are available by:

* Combining additional purchases of Class A shares of any of the funds in
  W&R Funds, Inc. and/or Waddell & Reed Advisors Funds, except Class A shares of W&R Money Market Fund, Waddell & Reed Advisors Cash Management
  or Waddell & Reed Advisors Municipal Money Market Fund, unless acquired by exchange for Class A shares on which a sales charge was paid (or as a dividend or distribution on such acquired shares), with the  NAV of Class A shares already held (Rights of Accumulation)

* Grouping all purchases of Class A shares of W&R Funds, Inc. and/or Class
  A shares of Waddell & Reed Advisors Funds, except shares of W&R Money
  Market Fund, Waddell & Reed Advisors Cash Management or Waddell & Reed
  Advisors Municipal Money Market Fund, made during a thirteen-month period (Letter of Intent)

* Grouping purchases by certain related persons

Additional information and applicable forms are available from your financial advisor.

Waivers for Certain Investors

Class A shares may be purchased at NAV by:

* The Directors and officers of the Fund or of any affiliated entity of
  Waddell & Reed, employees of Waddell & Reed, employees of its affiliates, financial advisors of Waddell & Reed and the spouse, children, parents, children's spouses and spouse's parents of each, including purchases into certain retirement plans and certain trusts for these individuals

* Clients of Waddell & Reed if the purchase is made with the proceeds of the redemption of shares of a mutual fund which is within Waddell & Reed
  Advisors Funds or W&R Funds, Inc. and the purchase is made within 60 days of such redemption

You will find more information in the SAI about sales charge reductions and waivers.

Contingent Deferred Sales Charge. A CDSC may be assessed against your redemption amount of Class B or Class C shares and paid to Waddell & Reed, as further described below. The purpose of the CDSC is to compensate
Waddell & Reed for the costs incurred by it in connection with the sale of the Portfolio's Class B or Class C shares. The CDSC will not be imposed on shares representing payment of dividends or other distributions and will be assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Portfolio assumes that a redemption is made first of shares not subject to a deferred sales charge (including shares which represent reinvested dividends and distributions), and then of shares that represent the lowest sales charge.

Unless instructed otherwise, a Portfolio, when requested to redeem a specific dollar amount, will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Portfolio will redeem shares having an aggregate NAV of $1,027, absent different instructions.

Class B shares are not subject to an initial sales charge when you buy them. However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. Class B shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class B shares automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased, including all shares acquired by reinvested dividends and distributions during this period. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The Class A shares have lower ongoing expenses.

The Portfolio will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC discussed below.

Contingent Deferred Sales
Charge on Shares Sold Within    As % of Amount Subject to
Year                            Charge

             1                               5.0%
             2                               4.0%
             3                               3.0%
             4                               3.0%
             5                               2.0%
             6                               1.0%
             7+                              0.0%
In the table, a year is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first day of the month in which the purchase was made.

For example, if a shareholder opens an account on October 14, 2001, then redeems all Class B shares on October 12, 2002, the shareholder will pay a
CDSC of 4%, the rate applicable to redemptions made within the second year of purchase.

Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within twelve months after purchase, you will pay a 1% CDSC. For purposes of the CDSC, purchases of
Class C shares within a month will be considered as being purchased on the first day of the month. Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and an annual distribution fee of up to
0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class.

The CDSC will not apply in the following circumstances:

* redemptions of shares that are deemed to be a qualified withdrawal

* redemptions of shares requested within one year of the shareholder's death or disability, provided the Portfolio is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to Waddell & Reed

* redemptions of shares purchased by current or retired Directors of the
  Portfolio, Directors of affiliated companies, current or retired officers or employees of the Portfolio, WRIMCO, Waddell & Reed or their affiliated companies, financial advisors of Waddell & Reed and its affiliates, and by the members of immediate families of such persons

* redemptions of which the proceeds are reinvested in shares (must be reinvested in the same class as that which was redeemed) of the
  Portfolio within 45 days after such redemption

* redemptions effected by another registered investment company by virtue of a merger or other reorganization with a Portfolio or by a former shareholder of such investment company of shares of the Portfolio acquired pursuant to such reorganization

These exceptions may be modified or eliminated by the Portfolio at any time without prior notice to shareholders.

Buying Shares

You may buy shares of each of the Portfolios through Waddell & Reed and its financial advisors or through advisors of Legend Equities Corporation.
To open your account you must complete and sign an application. Your financial advisor can help you with any questions you might have.

To purchase any class of shares by check, make your check payable to
Waddell & Reed. Mail the check, along with your completed application, to:

                           Waddell & Reed, Inc.
                             P. O. Box 29217
                         Shawnee Mission, Kansas
                               66201-9217

The price to buy a share of a Portfolio, called the offering price, is calculated every business day.

The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus, for Class A shares, the sales charge shown in the table.

In the calculation of a Portfolio's NAV, the shares of the underlying funds held by the Portfolio are valued at their respective NAVs per share.

In the calculation of an underlying fund's NAV:

* The securities in an underlying fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.

* Bonds are generally valued according to prices quoted by an independent pricing service.

* Short-term debt securities are valued at amortized cost, which approximates market value.

* Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the underlying fund's board of directors.

The Portfolios and underlying funds are open for business each day the New
York Stock Exchange (NYSE) is open. Each Portfolio and underlying fund normally calculates its NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a fund may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

The underlying funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of an underlying fund's shares may be significantly affected on days when the fund does not price its
shares and when you are not able to   purchase or redeem the Portfolio's
shares. Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of the underlying fund's board of directors.

When you place an order to buy shares, your order will be processed at the next NAV calculated after your order in proper form is received and accepted. Note the following:

* All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

* If you purchase shares of a Portfolio from certain broker-dealers, banks or other authorized third parties, the Portfolio will be deemed to have received your purchase order when that third-party (or its designee) has received your order in proper form. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Portfolio at that day's price.

When you sign your account application, you will be asked to certify that your Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.

Waddell & Reed reserves the right to reject any purchase orders, including purchases by exchange, and it and the Portfolios reserve the right to discontinue offering shares of the Portfolios for purchase.

Minimum Investments

For Class A, Class B and Class C:

To Open an Account               $500 (per Portfolio)

For certain exchanges            $100 (per Portfolio)

For accounts opened with
Automatic Investment Service      $25 (per Portfolio)

For accounts opened through
payroll deductions for or by
employees of WRIMCO,
Waddell & Reed and
their affiliates                  $25 (per Portfolio)

To Add to an Account              Any amount

For certain exchanges            $100 (per Portfolio)

For Automatic Investment
Service                           $25 (per Portfolio)

Adding to Your Account

Subject to the minimums described under Minimum Investments, you can make additional investments of any amount at any time.

To add to your account, make your check payable to Waddell & Reed, Inc.
Mail the check to Waddell & Reed, along with:

* the detachable form that accompanies the confirmation of a prior purchase or your year-to-date statement; or

* a letter stating your account number, the account registration, the
  Portfolio and the class of shares that you wish to purchase.

Selling Shares

You can arrange to take money out of your Portfolio account at any time by selling (redeeming) some or all of your shares.

The redemption price (price to sell one share of a particular class of a
Portfolio) is the NAV per share of that Portfolio class, subject to any
CDSC applicable to Class B or Class C shares.

To sell shares by written request: Complete an Account Service
Request form, available from your financial advisor, or write a letter of instruction with:

* the name on the account registration

* the Portfolio's name

* the Portfolio account number

* the dollar amount or number, and the class, of shares to be redeemed

Deliver the form or your letter to your financial advisor, or mail it to:

                      Waddell & Reed Services Company
                             P. O. Box 29217
                         Shawnee Mission, Kansas
                               66201-9217

Unless otherwise instructed, Waddell & Reed Services Company will send a check to the address on the account.

When you place an order to sell shares, your shares will be sold at the next NAV calculated, subject to any applicable CDSC, after receipt of a written request for redemption in good order by Waddell & Reed Services
Company at the address listed above. Note the following:

* If you recently purchased the shares by check, the Portfolio may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide to the Portfolio telephone or written assurance, satisfactory to the Portfolio, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of 10 days or the date the Portfolio is able to verify that your purchase check has cleared and been honored.

* Redemptions may be suspended or payment dates postponed on days when the
  NYSE is closed (other than weekends or holidays), when trading on the
  NYSE is restricted, or as permitted by the Securities and Exchange
  Commission.

* If you purchased shares of a Portfolio from certain broker-dealers, banks or other authorized third parties, you may sell those shares through those firms, some of which may charge you a fee and may have additional requirements to sell Portfolio shares. The Portfolio will be deemed to have received your order to sell shares when that firm (or its designee) has received your order in proper form. Your order will receive the NAV of the applicable class subject to any applicable CDSC next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.

The Portfolio may require a signature guarantee in certain situations such as:

* a redemption request made by a corporation, partnership or fiduciary

* a redemption request made by someone other than the owner of record

* the check is made payable to someone other than the owner of record

This requirement is to protect you and Waddell & Reed from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.

You may reinvest in any one of the Portfolios, without charge, all or part of the amount of Class A shares you redeemed by sending to the applicable Portfolio the amount you want to reinvest. The reinvested amounts must be received by the Portfolio within 45 days after the date of your redemption. You may do this only once with Class A shares of a
Portfolio.

The CDSC will not apply to the proceeds of Class A (if applicable), Class
B or Class C shares of a Portfolio which are redeemed and then reinvested in shares of the same class of the Portfolio within 45 days after such redemption. Waddell & Reed will, with your reinvestment, restore an amount equal to the deferred sales charge attributable to the amount reinvested by adding the deferred sales charge amount to your reinvestment. For purposes of determining future deferred sales charges, the reinvestment will be treated as a new investment. You may do this only once as to Class
A, Class B and Class C shares of a Portfolio. This privilege may be eliminated or modified at any time without prior notice to shareholders.

Telephone Transactions

The Fund and its agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. The
Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Fund fails to do so, it may be liable for losses due to unauthorized or fraudulent instructions.
Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions.

Shareholder Services

Waddell & Reed provides a variety of services regarding your account.

Personal Service

Your local financial advisor is available to provide personal service.
Additionally, a toll-free call, 888-WADDELL, connects you to a Client
Services Representative or our automated customer telephone service.
During normal business hours, our Client Services staff is available to answer your questions or update your account records. At almost any time of the day or night, you may access our web site, www.waddell.com, to:

* obtain information about your accounts

* obtain price information about other funds in W&R Funds, Inc. or Waddell
  & Reed Advisors Funds

* obtain the Fund's current prospectus or a prospectus of an underlying fund

* request duplicate statements

Reports

Statements and reports sent to you include the following:

* confirmation statements (after every purchase, other than those purchases made through Automatic Investment Service, and after every exchange, transfer or redemption)

* year-to-date statements (quarterly)

* annual and semiannual reports to shareholders (every six months)

To reduce expenses, only one copy of the most recent annual and semiannual reports of the Portfolios may be mailed to your household, even if you have more than one account with the Portfolio. Call the telephone number listed for Client Services if you need additional copies of annual or semiannual reports or account information.

Automatic Transactions for Class A, Class B and Class C Shareholders

Regular Investment Plans allow you to transfer money into your Portfolio account automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for future educational expenses.

Regular Investment Plans

Automatic Investment Service
To move money from your bank account to an existing Portfolio account

         Minimum Amount                Minimum Frequency
         $25 (per Portfolio)           Monthly

Distributions and Taxes

Distributions

Each Portfolio distributes substantially all of its net investment income and realized net capital gains to its shareholders each year.

Usually, each Portfolio distributes net investment income __________ and distributes net capital gains in December. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions are automatically paid in additional shares of the same class of the distributing Portfolio.

Taxes

Subject to certain limits, your investment in the Portfolio is part of the
______________________ (the Program). The Program has received a ruling from the Internal Revenue Service stating that, in general, the Program qualifies under Section 529 of the Internal Revenue Code so that earnings on Program investments are not subject to federal income tax (to either a contributor to the Program or a designated beneficiary) until the earnings are withdrawn. In 2001, withdrawals of earnings on your Program investment
(that is, a portion of the proceeds from redemption of your Portfolio shares) that are used to pay the qualified higher education expenses* of your designated beneficiary* are taxable to the beneficiary for federal income tax purposes; after 2001, such withdrawals are not subject to federal income tax. Withdrawals of earnings not used for the designated beneficiary's qualified higher education expenses generally are subject not only to federal income tax but also to a 10% penalty tax. Withdrawals attributable to contributions to the Program are not subject to tax.

* defined in Plan offering document

The foregoing is only a brief summary of some of the important Federal income tax considerations relating to investments in a Portfolio under the
Program; you will find more information in the SAI and Program terms and conditions. You are urged to consult your own tax adviser.

The Management of the Portfolios

Portfolio Management

The Portfolios are managed by WRIMCO, subject to the authority of the
Fund's Board of Directors. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio's investments. WRIMCO and/or its predecessor have served as investment manager to Waddell & Reed
InvestEd Portfolios, Inc. and to Waddell & Reed Advisors Funds since the inception of each company.

Michael L. Avery, Henry J. Herrmann and Daniel J. Vrabac are primarily responsible for the management of the Portfolios, and each has held his
Fund responsibilities since each Portfolio's inception.

Mr. Avery is Senior Vice President of WRIMCO, Vice President of the Fund
and Vice President of other investment companies for which WRIMCO serves as investment manager. From March 1995 to March 1998, Mr. Avery was Vice
President of, and Director of Research for, Waddell & Reed Asset
Management Company, a former affiliate of WRIMCO. Mr. Avery has served as the portfolio manager for investment companies managed by WRIMCO since
February 1994, has served as the Director of Research for WRIMCO and its predecessor since August 1987 and has been an employee of such since June
1981.

Mr. Herrmann is Vice President and Director of the Fund, each of the Funds in Waddell & Reed Advisors Funds, W&R Funds, Inc. and W&R Target Funds;
President, Chief Investment Officer, and Director of Waddell & Reed
Financial, Inc.; Executive Vice President, Chief Investment Officer and
Director of Waddell & Reed Financial Services, Inc.; Director of Waddell &
Reed, Inc.; President, Chief Executive Officer, Chief Investment Officer
and Director of WRIMCO; Chairman of the Board of Directors of Austin,
Calvert and Flavin, an affiliate of WRIMCO; formerly, President, Chief
Executive Officer, Chief Investment Officer and Director of Waddell & Reed
Asset Management Company. Mr. Herrmann has been an employee of Waddell &
Reed, Inc. and its successor, WRIMCO, since March 1971.

Mr. Vrabac is Senior Vice President of WRIMCO, Vice President of the Fund
and Vice President of other investment companies for which WRIMCO serves as investment manager. From May 1994 to March 1998, Mr. Vrabac was Vice
President of Waddell & Reed Asset Management Company. Mr. Vrabac has been an employee of WRIMCO since May 1994.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the Portfolios' investments.

WADDELL & REED INVESTED PORTFOLIOS, INC.

Custodian                         Underwriter
UMB Bank, n.a.                     Waddell & Reed, Inc.
928 Grand Boulevard                6300 Lamar Avenue
Kansas City, Missouri 64106        P. O. Box 29217
                                   Shawnee Mission, Kansas
Legal Counsel                      66201-9217
Kirkpatrick & Lockhart LLP         913-236-2000
1800 Massachusetts Avenue, N.W.    888-WADDELL
Washington, D. C. 20036

Independent Auditors               Shareholder Servicing Agent
Deloitte & Touche LLP              Waddell & Reed
1010 Grand Boulevard               Services Company
Kansas City, Missouri              6300 Lamar Avenue
64106-2232                         P. O. Box 29217
                                   Shawnee Mission, Kansas
Investment Manager                 66201-9217
Waddell & Reed Investment          913-236-2000
Management Company                 888-WADDELL
6300 Lamar Avenue
P. O. Box 29217                    Accounting Services Agent
Shawnee Mission, Kansas            Waddell & Reed
66201-9217                         Services Company
913-236-2000                       6300 Lamar Avenue
888-WADDELL                        P. O. Box 29217
                                   Shawnee Mission, Kansas
                                   66201-9217
                                   913-236-2000
                                   888-WADDELL

Waddell & Reed InvestEd Portfolios, Inc.

You can get more information about each Portfolio in the--

     * Statement of Additional Information (SAI), which contains detailed information about a Portfolio, particularly its investment policies and practices and those of its underlying funds. You may not be aware of important information about a Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

To request a copy of the Portfolios' current SAI, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI may also be requested via e-
mail at request@waddell.com.

Information about the Portfolios (including the current SAI) is available
from the SEC's web site at   http://www.sec.gov and may also be obtained,
after paying a duplicating fee, by electronic request at
publicinfo@sec.gov or from the SEC's Public Reference Room in
Washington, D.C. You can find out about the operation of the Public
Reference Room and applicable copying charges by calling 202-942-8090.

The Portfolios' SEC file number is:  ____________.

WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

                  Waddell & Reed InvestEd Portfolios, Inc.

                             6300 Lamar Avenue

                              P. O. Box 29217

                    Shawnee Mission, Kansas  66201-9217

                               913-236-2000
                               888-WADDELL

                        ____________________, 2001

                     STATEMENT OF ADDITIONAL INFORMATION

     Information contained herein is subject to completion or amendment. A registration statement relating to these securities is being filed with the
Securities and Exchange Commission. These securities may not be sold nor any offers to buy accepted prior to the time the registration statement becomes effective.

     This Statement of Additional Information (SAI) is not a prospectus.
Investors should read this SAI in conjunction with the prospectus for
Waddell & Reed InvestEd Portfolios, Inc. (Fund) ________________, 2001,
which may be obtained from the Fund or its principal underwriter and distributor, Waddell & Reed, Inc., at the address or telephone number shown above.

                              TABLE OF CONTENTS

     Performance Information...........................

     Investment Strategies, Policies and Practices.....

     Investment Management and Other Services..........

     Purchase, Redemption and Pricing of Shares........

     Directors and Officers............................

     Payments to Shareholders..........................

     Taxes.............................................

     Portfolio Transactions and Brokerage..............

     Other Information.................................

     Appendix A........................................

    Waddell & Reed InvestEd Portfolios, Inc. is a mutual fund; an investment that pools shareholders' money and invests it toward a specified goal. Each Portfolio (Waddell & Reed InvestEd Growth Portfolio, Waddell & Reed
InvestEd Balanced Portfolio and Waddell & Reed InvestEd Income Portfolio) is a
series of Waddell & Reed InvestEd Portfolios, Inc., an open-end, diversified management investment company organized as a Maryland corporation on
May 23, 2001.

                          PERFORMANCE INFORMATION

     Waddell & Reed, Inc., the Fund's principal underwriter and distributor
(Waddell & Reed), or the Fund may, from time to time, publish for one or more of the three Portfolios (each, a Portfolio and, collectively, the
Portfolios) total return information, yield information and/or performance rankings in advertisements and sales materials.

Total Return

     Total return is the overall change in the value of an investment over a given period of time. An average annual total return quotation is computed by finding the average annual compounded rates of return over the one-, five-, and ten-year periods that would equate the initial amount invested to the ending redeemable value. Standardized total return information is calculated by assuming an initial $1,000 investment and, for
Class A shares, deducting the maximum sales load of 5.75%. All dividends and distributions are assumed to be reinvested in shares of the applicable class at net asset value (NAV) for the class as of the day the dividend or distribution is paid. No sales load is charged on dividends or distributions on Class A shares that are paid in shares. The formula used to calculate the total return for a particular class of a Portfolio is:

              n
     P(1 + T)  =   ERV

     Where : P =   $1,000 initial payment
             T =   Average annual total return
             n =   Number of years
           ERV =   Ending redeemable value of the $1,000 investment for
                   the periods shown.

     Non-standardized performance information may also be presented. For example, the Fund may also compute total return for its Class A shares without deduction of the sales load, in which case the same formula noted
above will be used but the entire amount of the $1,000 initial payment will be assumed to have been invested. If the sales charge applicable to Class A shares were reflected, it would reduce the performance quoted for that class.

Yield

     Yield refers to the income generated by an investment in a Portfolio over a given period of time. A yield quoted for a class of a Portfolio is computed by dividing the net investment income per share of that class earned during the period for which the yield is shown by the maximum offering price per share of that class on the last day of that period according to the following formula:

                               6
    Yield = 2 ((((a - b)/cd)+1)  -1)

Where with respect to a particular class of a Portfolio:

      a =  dividends and interest earned during the period.
      b =  expenses accrued for the period (net of reimbursements).
      c =  the average daily number of shares of the class outstanding during the period that were entitled to receive dividends.
      d =  the maximum offering price per share of the class on the last day of the period.

     Changes in yields primarily reflect different interest rates received by a Portfolio as its portfolio securities change. Yield is also affected by portfolio quality, portfolio maturity, type of securities held and operating expenses. Yield quotations for Class C shares do not reflect the imposition of the deferred sales charge described above. If such deferred sales charge imposed at the time of redemption were reflected, it would reduce the performance quoted.

     Unaveraged or cumulative total return may also be quoted for a class which reflects the change in value of an investment in that class over a stated period of time. Cumulative total return will be calculated according to the formula indicated above but without averaging the rate for the number of years in the period.

Performance Rankings and Other Information

    Waddell & Reed or the Fund may also, from time to time, publish in advertisements or sales material a Portfolio's performance rankings as published by recognized independent mutual fund statistical services such as Lipper Analytical Services, Inc., or by publications of general interest such as Forbes, Money, The Wall Street Journal, Business Week, Barron's,
Fortune or Morningstar Mutual Fund Values. Each class of a Portfolio may also compare its performance to that of other selected mutual funds or selected recognized market indicators such as the Standard & Poor's 500
Composite Stock Index and the Dow Jones Industrial Average. Performance
information may be quoted numerically or presented in a table, graph or other illustration. In connection with a ranking, the Fund may provide additional information, such as the particular category to which it is related, the number of funds in the category, the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements.

    Performance information for a Portfolio may be accompanied by information about market conditions and other factors that affected the
Portfolio's performance for the period(s) shown. Performance information for a Portfolio may also be accompanied by performance information relating to the underlying funds in which the Portfolio invests.

    All performance information that the Fund advertises or includes in sales material is historical in nature and is not intended to represent or guarantee future results. The value of a Portfolio's shares when redeemed may be more or less than their original cost.

                 INVESTMENTS, RELATED RISKS AND LIMITATIONS

    The following information supplements the information contained in the
Prospectus concerning the Portfolios' goals, principal investment strategies, investment policies and limitations. Except as otherwise indicated in the Prospectus or this SAI, there are no policy limitations on the Portfolio's ability to use the investments or techniques discussed in these documents.

    Each Portfolio invests primarily in a combination of the underlying funds, as described in the Prospectus.

      Direct Investment. Each Portfolio may invest directly in U.S.
Government Securities, commercial paper and other short-term corporate obligations and other money market instruments, including repurchase agreements. Under normal conditions, a Portfolio's investments in these securities and instruments, together with its investments in Waddell & Reed
Advisors Cash Management, Inc., an underlying fund that is a money market fund, are not expected to exceed _______ of its total assets.

    U.S. Government Securities. U.S. Government Securities include direct debt obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest
(but not as to market value) by the U.S. Government, its agencies or its instrumentalities (collectively, U.S. Government Securities). U.S.
Government Securities may be backed by the full faith and credit of the
U.S. Government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets. U.S. Government Securities are described in greater detail in Investment Strategies, Policies and Practices of
Underlying Funds.

    Money Market Instruments. Money market instruments are short-term debt obligations and similar securities that include:  (1) short-term securities issued or guaranteed as to interest and principal by the U.S.
Government or one of its agencies or instrumentalities; (2) short-term debt obligations of U.S. banks, savings associations, insurance companies and mortgage bankers; (3) commercial paper and other short-term obligations of corporations, partnerships, trusts and similar entities; and (4) repurchase agreements regarding any of the foregoing. Money market instruments include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.
In addition, the funds may hold cash and may invest in participation interests in the money market securities mentioned above.

    Repurchase Agreements. A Portfolio may purchase securities subject to repurchase agreements. A repurchase agreement is an instrument under which the Portfolio purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement.
The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

    The majority of the repurchase agreements in which a Portfolio will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that the Portfolio may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the
Portfolio. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value and loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. The Portfolio's repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the Portfolio's custodian bank or by a third party that qualifies as a custodian under section 17(f) of the Investment Company Act of 1940 (1940 Act), is and,
during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon.
Repurchase agreements are entered into only with those entities approved by the Portfolios' investment manager, Waddell & Reed Investment Management
Company (WRIMCO).

    Illiquid Securities. Each Portfolio may invest up to 15% of its net assets in illiquid securities, although the Portfolios intend to use this authorization only in connection with their investment of cash reserves in short-term securities. The term illiquid securities for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those WRIMCO has determined to be liquid pursuant to guidelines established by the Fund's Board of Directors. More information about illiquid securities and the circumstances under which restricted securities can be determined to be liquid is provided in Investment Strategies,
Policies and Practices of Underlying Funds.

Investment Limitations of the Portfolios

       Fundamental Limitations. The following fundamental investment limitations cannot be changed for a Portfolio without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the
Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

    Each Portfolio will not:

    (1)  purchase any security if, as a result of that purchase, 25% or more of the Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to municipal securities, and except that the Portfolio will invest 25% or more of its total assets in the securities of other investment companies.

    (2)  issue senior securities or borrow money, except as permitted under the 1940 Act, and then not in excess of one-third of the Portfolio's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Portfolio may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

    (3)  make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

    (4)  engage in the business of underwriting securities of other issuers, except to the extent that the Portfolio might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

    (5)  purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Portfolio may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

    (6)  purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    (7)  purchase securities of any one issuer if, as a result, more than
5% of the Portfolio's total assets would be invested in securities of that issuer or the Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies.

    Except with respect to fundamental investment limitation (2), if a percentage restriction is adhered to at the time of an investment transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the foregoing limitations.

      Non-Fundamental Limitations. The following investment restrictions may be changed by the Fund's Board of Directors without shareholder approval.

    Each Portfolio will not:

    (1)  invest more than 15% of its net assets in illiquid securities.

    (2)  purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

    (3)  purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions.

    Notwithstanding the foregoing investment limitations, the Portfolios may invest in underlying funds that have adopted investment limitations that may be more or less restrictive than those listed above. As a result, the Portfolios may engage indirectly in investment strategies that are prohibited under the investment limitations listed above. The investment limitations and other investment policies and restrictions of each underlying fund are described in its prospectus and SAI, a copy of which may be obtained by writing to Waddell & Reed, Inc., 6300 Lamar Avenue, P.O.
Box 29217, Shawnee Mission, Kansas  66201-9217, telephoning Waddell & Reed at 913-236-2000, or by email at request@waddell.com.

    In accordance with each Portfolio's investment program as set forth in the Prospectus, a Portfolio may invest more than 25% of its net assets in any one underlying fund. However, each underlying fund in which a fund may invest (other than Waddell & Reed Advisors Government Securities Fund,
Inc.) will not invest more than 25% of its total assets in any one industry.

      INVESTMENT STRATEGIES, POLICIES AND PRACTICES OF UNDERLYING FUNDS

     The following supplements the information contained in the Prospectus concerning the investment policies and limitations of the underlying funds and contains more detailed information about the investment strategies and policies the underlying funds' investment manager, WRIMCO, may employ and the types of instruments in which an underlying fund may invest, in pursuit of the fund's goal(s). A summary of the risks associated with these instrument types and investment practices is included as well. WRIMCO might not buy all of these instruments or use all of these techniques, or use them to the full extent permitted by a fund's investment policies and restrictions. WRIMCO buys an instrument or uses a technique only if it believes that doing so will help a fund achieve its goal(s).

Waddell & Reed Advisors Cash Management, Inc.

     Waddell & Reed Advisors Cash Management, Inc. (Cash Management) may
only invest in the money market obligations and instruments listed below.
In addition, as a money market fund, and in order for the fund to use the amortized cost method of valuing its portfolio securities, the fund must comply with Rule 2a-7 (Rule 2a-7) under the 1940 Act. Under Rule 2a-7, investments are limited to those that are U.S. dollar denominated and that are rated in one of the two highest rating categories by the requisite nationally recognized statistical rating organization (NRSRO) or are comparable unrated securities. In addition, Rule 2a-7 limits investments in securities of any one issuer (except U.S. Government Securities) to no more than 5% of the fund's total assets. Investments in securities rated in the second highest rating category by the requisite NRSRO or comparable unrated securities are limited to no more than 5% of the fund's total assets, with investment in such securities of any one issuer being limited to the greater of one percent of the fund's total assets or $1,000,000. In accordance with Rule 2a-7, the fund may invest in securities with a remaining maturity of not more than 397 calendar days. See discussion under
Determination of Offering Price.

      (1)  U.S. Government Securities:  See the section below entitled
U.S. Government Securities.

      (2)  Bank Obligations and Instruments Secured Thereby:  Subject to
the limitations described above, time deposits, certificates of deposit, bankers' acceptances and other bank obligations if they are obligations of a bank subject to regulation by the U.S. Government (including obligations issued by foreign branches of these banks) or obligations issued by a foreign bank having total assets equal to at least U.S. $500,000,000, and instruments secured by any such obligation. A bank includes commercial banks and savings and loan associations. Time deposits are monies kept on deposit with U.S. banks or other U.S. financial institutions for a stated
period of time at a fixed rate of interest. At present, bank time deposits are not considered by the fund's board of directors or WRIMCO to be readily marketable. There may be penalties for the early withdrawal of such time deposits, in which case, the yield of these investments will be reduced.

       (3)  Commercial Paper Obligations Including Variable Amount Master
Demand Notes:  Commercial paper rated as described above. A variable amount master demand note represents a borrowing arrangement under a letter agreement between a commercial paper issuer and an institutional investor.

       (4)  Corporate Debt Obligations:  Corporate debt obligations if they are rated as described above.

       (5)  Canadian Government Obligations:  Obligations of, or
obligations guaranteed by, the Government of Canada, a Province of Canada
or any agency, instrumentality or political subdivision of that Government or any Province. The fund will not invest in Canadian Government obligations if more than 10% of the value of its total assets would then be so invested, subject to the diversification requirements applicable to the fund.

      (6)  Certain Other Obligations:  Obligations other than those listed in (1) through (5) (such as municipal obligations) only if any such other obligation is guaranteed as to principal and interest by either a bank or a corporation whose securities the fund is eligible to hold under Rule 2a-7.

     The value of the obligations and instruments in which the fund invests will fluctuate depending in large part on changes in prevailing interest rates. If these rates go up after the fund buys an obligation or instrument, its value may go down; if these rates go down, its value may go
up. Changes in interest rates will be more quickly reflected in the yield of a portfolio of short-term obligations than in the yield of a portfolio of long-term obligations.

Securities - General

    The main types of securities in which the underlying funds may invest include common stock, preferred stock, debt securities and convertible securities. Although common stocks and other equity securities have a history of long-term growth in value, their prices tend to fluctuate in the short term, particularly those of smaller companies. An underlying fund
(other than Cash Management) may invest in preferred stock rated in any rating category of the established rating services or, if unrated, judged by WRIMCO to be of equivalent quality. Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of quality.
As a general matter, however, when interest rates rise, the values of fixed-rate debt securities fall and, conversely, when interest rates fall, the values of fixed-rate debt securities rise. Similarly, long-term bonds are generally more sensitive to interest rate changes than short-term bonds.

    Lower quality debt securities (commonly called junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than high-quality securities and may decline significantly in periods of general economic difficulty. The market for lower-rated debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. Adverse publicity and changing investor perceptions may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Valuation becomes more difficult and judgment plays a greater role in valuing lower-rated debt securities than with respect to securities for which more external sources of quotations and last sale information are available. Since the risk of default is higher for lower-rated debt securities, WRIMCO's research and credit analysis are an especially important part of managing securities of this type held by a fund. WRIMCO continuously monitors the issuers of lower-rated debt securities in a fund's portfolio in an attempt to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments. A fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

    A fund (other than Cash Management) may invest in debt securities rated in any rating category of the established rating services, including securities rated in the lowest category (securities rated D by Standard &
Poor's (S&P) and C by Moody's Corporation (Moody's)). Debt securities rated
D by S&P or C by Moody's are in payment default or are regarded as having extremely poor prospects of ever attaining any real investment standing.
Debt securities rated at least BBB by S&P or Baa by Moody's are considered to be investment grade debt securities however, securities rated BBB or Baa may have speculative characteristics. In addition, a fund will treat unrated securities judged by WRIMCO to be of equivalent quality to a rated security as having that rating.

     While credit ratings are only one factor WRIMCO relies on in evaluating high-yield debt securities, certain risks are associated with credit ratings. Credit ratings evaluate the safety of principal and interest payments, not market value risk. Credit ratings for individual securities may change from time to time, and a fund may retain a portfolio security whose rating has been changed.

    Each of the underlying funds (other than Cash Management) may purchase debt securities whose principal amount at maturity is dependent upon the performance of a specified equity security. The issuer of such debt securities, typically an investment banking firm, is unaffiliated with the issuer of the equity security to whose performance the debt security is linked. Equity-linked debt securities differ from ordinary debt securities in that the principal amount received at maturity is not fixed, but is based on the price of the linked equity security at the time the debt security matures. The performance of equity-linked debt securities depends primarily on the performance of the linked equity security and may also be influenced by interest rate changes. In addition, although the debt securities are typically adjusted for diluting events such as stock splits, stock dividends and certain other events affecting the market value of the linked equity security, the debt securities are not adjusted for subsequent issuances of the linked equity security for cash. Such an issuance could adversely affect the price of the debt security. In addition to the equity risk relating to the linked equity security, such debt securities are also subject to credit risk with regard to the issuer of the debt security. In general, however, such debt securities are less volatile than the equity securities to which they are linked.

    Each of the underlying funds (other than Cash Management) may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.
Convertible securities generally have higher yields than common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities, are less subject to fluctuation in the value than the underlying stock because they have fixed income characteristics, and provide the potential for capital appreciation if the market price of the underlying common stock increases.

    The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

    Each of the underlying funds (other than Cash Management) may also invest in a type of convertible preferred stock that pays a cumulative, fixed dividend that is senior to, and expected to be in excess of, the dividends paid on the common stock of the issuer. At the mandatory conversion date, the preferred stock is converted into not more than one share of the issuer's common stock at the call price that was established at the time the preferred stock was issued. If the price per share of the related common stock on the mandatory conversion date is less than the call price, the holder of the preferred stock will nonetheless receive only one share of common stock for each share of preferred stock (plus cash in the amount of any accrued but unpaid dividends). At any time prior to the mandatory conversion date, the issuer may redeem the preferred stock upon issuing to the holder a number of shares of common stock equal to the call price of the preferred stock in effect on the date of redemption divided by the market value of the common stock, with such market value typically determined one or two trading days prior to the date notice of redemption is given. The issuer must also pay the holder of the preferred stock cash in an amount equal to any accrued but unpaid dividends on the preferred stock. This convertible preferred stock is subject to the same market risk as the common stock of the issuer, except to the extent that such risk is mitigated by the higher dividend paid on the preferred stock. The opportunity for equity appreciation afforded by an investment in such convertible preferred stock, however, is limited, because in the event the market value of the issuer's common stock increases to or above the call price of the preferred stock, the issuer may (and would be expected to)
call the preferred stock for redemption at the call price. This convertible preferred stock is also subject to credit risk with regard to the ability of the issuer to pay the dividend established upon issuance of the preferred stock. Generally, convertible preferred stock is less volatile than the related common stock of the issuer.

Specific Securities and Investment Practices

    Bank Deposits

    Among the debt securities in which the underlying funds may invest are deposits in banks (represented by certificates of deposit or other evidence of deposit issued by such banks) of varying maturities. The Federal Deposit
Insurance Corporation insures the principal of such deposits, currently to the extent of $100,000 per bank. Bank deposits are not marketable, and a fund may invest in them only within the limit mentioned under Illiquid
Investments unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

   Borrowing

    Each of the underlying funds may borrow money, but only from banks and for temporary, emergency or extraordinary purposes. If a fund does borrow, its share price may be subject to greater fluctuation until the borrowing is paid off.

   Foreign Securities and Currencies

     Each of the underlying funds may invest in the securities of foreign issuers, including depositary receipts. In general, depositary receipts are securities convertible into and evidencing ownership of securities of foreign corporate issuers, although depositary receipts may not necessarily be denominated in the same currency as the securities into which they may be converted. American depositary receipts, in registered form, are U. S.
dollar-denominated receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. International depositary receipts and European depositary receipts, in bearer form, are foreign receipts evidencing a similar arrangement and are designed for use by non-U.S. investors and traders in non-U.S. markets. Global depositary receipts are designed to facilitate the trading of securities of foreign issuers by U.S. and non-U.S. investors and traders.

    WRIMCO believes that there are investment opportunities as well as risks in investing in foreign securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy or each other in such matters as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Individual foreign companies may also differ favorably or unfavorably from domestic companies in the same industry. Foreign currencies may be stronger or weaker than the U.S. dollar or than each other. Thus, the value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. WRIMCO believes that a fund's ability to invest a portion of its assets abroad might enable it to take advantage of these differences and strengths where they are favorable.

     However, foreign securities and foreign currencies involve additional significant risks, apart from the risks inherent in U.S. investments.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial conditions and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

    Foreign markets may offer less protection to investors than U.S.
markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign securities trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

    Investing abroad also involves different political and economic risks.
Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be greater possibility of default by foreign governments or government-
sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that
WRIMCO will be able to anticipate these potential events or counter their effects.

    The considerations noted above generally are intensified in developing countries. A developing country is a nation that, in WRIMCO's opinion, is likely to experience long-term gross domestic product growth above that expected to occur in the United States, the United Kingdom, France,
Germany, Italy, Japan and Canada. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

    Certain foreign securities impose restrictions on transfer within the
United States or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

    Certain of the underlying funds may purchase and sell foreign currency and invest in foreign currency deposits and may enter into forward currency contracts. A fund may incur a transaction charge in connection with the exchange of currency. Currency conversion involves dealer spreads and other costs, although commissions are not usually charged. See Options, Futures and Other Strategies - Forward Currency Contracts.

   Illiquid Investments

    Illiquid investments are investments that cannot be sold or otherwise disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Investments currently considered to be illiquid include:

    (1)  repurchase agreements not terminable within seven days;
    (2)  restricted securities not determined to be liquid pursuant to guidelines established by the fund's board of directors;
    (3)  non-government stripped fixed-rate mortgage-backed securities;
    (4)  bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand;
    (5)  over-the-counter (OTC) options and their underlying collateral;
    (6)  securities for which market quotations are not readily available; and
    (7)  securities involved in swaps, caps, floor and collar
         transactions.

    The assets used as cover for OTC options written by an underlying fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

    If through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

   Indexed Securities

     Indexed securities are securities the value of which varies in relation to the value of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators, subject to its operating policy regarding derivative instruments. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. The performance of indexed securities depends to a great extent on the performance of the security, currency or other instrument to which they are indexed and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying securities. Currency-indexed securities typically are short-
term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-
denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     Recent issuers of indexed securities have included banks,
corporations, and certain U.S. Government agencies. Certain indexed securities that are not traded on an established market may be deemed illiquid.

   Investment Company Securities

    Each of the underlying funds may purchase securities of closed-end investment companies. As a shareholder in an investment company, the fund would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

   Lending Securities

     Securities loans may be made on a short-term or long-term basis for the purpose of increasing a fund's income. If the fund lends securities, the borrower pays the fund an amount equal to the dividends or interest on the securities that the fund would have received if it had not lent the securities. The fund also receives additional compensation. Under the fund's current securities lending procedures, the fund may lend securities only to broker-dealers and financial institutions deemed creditworthy by
WRIMCO.

     Any securities loans that a fund makes must be collateralized in accordance with applicable regulatory requirements (the Guidelines). At the time of each loan, the fund must receive collateral equal to no less than
100% of the market value of the securities loaned. Under the present
Guidelines, the collateral must consist of cash, U.S. Government Securities or bank letters of credit, at least equal in value to the market value of the securities lent on each day that the loan is outstanding. If the market value of the lent securities exceeds the value of the collateral, the borrower must add more collateral so that it at least equals the market value of the securities lent. If the market value of the securities decreases, the borrower is entitled to a return of the excess collateral.

     There are two methods of receiving compensation for making loans. The first is to receive a negotiated loan fee from the borrower. This method is available for all three types of collateral. The second method, which is not available when letters of credit are used as collateral, is for the fund to receive interest on the investment of the cash collateral or to receive interest on the U.S. Government Securities used as collateral. Part of the interest received in either case may be shared with the borrower.

     The letters of credit that a fund may accept as collateral are agreements by banks (other than the borrowers of the fund's securities), entered into at the request of the borrower and for its account and risk, under which the banks are obligated to pay to the fund, while the letter is in effect, amounts demanded by the fund if the demand meets the terms of the letter. The fund's right to make this demand secures the borrower's obligations to it. The terms of any such letters and the creditworthiness of the banks providing them (which might include the fund's custodian bank)
must be satisfactory to the fund. The fund will make loans only under rules of the New York Stock Exchange (NYSE), which presently require the borrower to give the securities back to the fund within five business days after the fund gives notice to do so. If the fund loses its voting rights on securities loaned, it will have the securities returned to it in time to vote them if a material event affecting the investment is to be voted on.
The fund may pay reasonable finder's, administrative and custodian fees in connection with loans of securities.

     Some, but not all, of these rules are necessary to meet requirements of certain laws relating to securities loans. These rules will not be changed unless the change is permitted under these requirements. These requirements do not cover the present rules, which may be changed without shareholder vote, as to (1) whom securities may be loaned, (2) the investment of cash collateral, or (3) voting rights.

     There may be risks of delay in receiving additional collateral from the borrower if the market value of the securities loaned increases, risks of delay in recovering the securities loaned or even loss of rights in collateral should the borrower of the securities fail financially.

   Money Market Instruments

    Money market instruments are high-quality, short-term debt instruments that generally present minimal credit risk. They may include U.S.
Government Securities, commercial paper and other short-term corporate obligations, and certificates of deposit and other financial institution obligations. These instruments may carry fixed or variable interest rates.

    Mortgage-Backed and Asset-Backed Securities

      Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. Multi-
class pass-through securities and collateralized mortgage obligations are collectively referred to in this SAI as CMOs. Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools.
Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of the payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

    The U.S. Government mortgage-backed securities in which certain underlying funds may invest include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by Ginnie Mae, Fannie Mae or Freddie Mac. Other mortgage-
backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities.
Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. These credit enhancements do not protect investors from changes in market value.

    The underlying funds may purchase mortgage-backed securities issued by both government and non-government entities such as banks, mortgage lenders or other financial institutions. Other types of mortgage-backed securities will likely be developed in the future, and an underlying fund may invest in them as long as WRIMCO determines they are consistent with that fund's goals and investment policies.

      Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-
backed security and sells them as individual securities. The holder of the principal-only security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the interest-only security (IO) receives interest payments from the same underlying security.

    For example, IO classes are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of the investor's initial investment, even if the security is guaranteed by the U.S. Government or considered to be of the highest quality. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. IOs, POs and other
CMOs involve special risks, and evaluating them requires special knowledge.

    Asset-Backed Securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed above.
However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. The value of asset-
backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement.

       Special Characteristics of Mortgage-Backed and Asset-Backed
Securities. The yield characteristics of mortgage-backed and asset-backed securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions.
Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date.

     The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificate holders and to any guarantor and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

     Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice has been to assume that prepayments on pools of fixed-rate 30-year mortgages would result in a
12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-
related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. Changes in the rate or speed of these payments can cause the value of the mortgage backed securities to fluctuate rapidly.
However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield.

     The market for privately issued mortgage-backed and asset-backed securities is smaller and less liquid than the market for U.S. Government mortgage-backed securities. CMO classes may be specifically structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some
CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced. These changes can result in volatility in the market value and in some instances reduced liquidity, of the CMO class.

    Options, Futures and Other Strategies

       General. WRIMCO may use certain options, futures contracts
(sometimes referred to as futures), options on futures contracts, forward currency contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, Financial Instruments) to attempt to enhance income or yield or to attempt to hedge the investments of an underlying fund (other than Cash Management). The strategies described below may be used in an attempt to manage the risks of a fund's investments that can affect fluctuation in its NAV.

    Generally, an underlying fund (other than Cash Management) may purchase and sell any type of Financial Instrument. However, as an operating policy, the fund will only purchase or sell a particular
Financial Instrument if the fund is authorized to invest in the type of asset by which the return on, or value of, the Financial Instrument is primarily measured. If the fund is authorized to invest in foreign securities, it may purchase and sell foreign currency derivatives.

     Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the fund's portfolio. Thus, in a short hedge, a fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

     Conversely, a long hedge is a purchase or sale of a Financial
Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire.
Thus, in a long hedge, the fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the fund does not own a corresponding security and, therefore, the transaction does not relate to a security the fund owns. Rather, it relates to a security that the fund intends to acquire. If the fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund's portfolio is the same as if the transaction were entered into for speculative purposes.

     Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the fund owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a fund has invested or expects to invest. Financial Instruments on debt securities may be used to hedge either individual securities or broad debt market sectors.

     The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the
Commodity Futures Trading Commission (the CFTC). In addition, a fund's ability to use Financial Instruments is limited by tax considerations. See
Taxes.

     In addition to the instruments, strategies and risks described below,
WRIMCO expects to discover additional opportunities in connection with
Financial Instruments and other similar or related techniques. These new opportunities may become available as WRIMCO develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. WRIMCO may utilize these opportunities to the extent that they are consistent with a fund's goal(s) and permitted by the fund's investment limitations and applicable regulatory authorities. The fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed.

       Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed.
Risks pertaining to particular Financial Instruments are described in the sections that follow.

     (1)  Successful use of most Financial Instruments depends upon
WRIMCO's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

     (2)  There might be imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial
Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful.
Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculation or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. The fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     (3)  If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a fund entered into a short hedge because WRIMCO projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial
Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not attempted to hedge at all.

     (4)  As described below, a fund might be required to maintain assets as cover, maintain accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e.,
Financial Instruments other than purchased options). If the fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.

    (5)  A fund's ability to close out a position in a Financial
Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the counterparty) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the fund.

       Cover. Transactions using Financial Instruments, other than purchased options, expose a fund to an obligation to another party. The fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.
The fund will not enter into any such transactions unless it owns either
(1) an offsetting (covered position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.

     Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a fund's assets to cover could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

       Options. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

    The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would expect to suffer a loss.

     Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security or currency at less than its market value. If the call option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

     Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover would be considered illiquid to the extent described under Illiquid Investments.

     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

     A fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the fund to realize profits or limit losses on an option position prior to its exercise or expiration.

     A type of put that a fund may purchase is an optional delivery standby commitment, which is entered into by parties selling debt securities to the fund. An optional delivery standby commitment gives the fund the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.

       Risks of Options on Securities. Options offer large amounts of leverage, which will result in the fund's NAV being more sensitive to changes in the value of the related instrument. A fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the
United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

     The fund's ability to establish and close out positions in exchange-
listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time.
Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the fund might be unable to close out an OTC option position at any time prior to its expiration.

     If the fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

       Options On Indexes. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the multiplier), which determines the total dollar value for each point of such difference. When a fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund's exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

       Risks of Options on Indexes. The risks of investment in options on indexes may be greater than options on securities. Because index options are settled in cash, when a fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based.
However, the fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

     Even if a fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, a fund as the call writer will not learn that the fund has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as a common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This timing risk is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

     If a fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

       OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

    Generally, OTC foreign currency options used by a fund are European-
style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

       Futures Contracts and Options on Futures Contracts. The purchase of futures contracts or call options on futures contracts can serve as a long hedge, and the sale of futures contracts or the purchase of put options on a futures contract can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes.
Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.

     In addition, futures contract strategies can be used to manage the average duration of a fund's fixed-income portfolio. If WRIMCO wishes to shorten the average duration of a fund's fixed-income portfolio, the fund may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If WRIMCO wishes to lengthen the average duration of a fund's fixed-income portfolio, the fund may buy a debt futures contract or a call option thereon, or sell a put option thereon.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the fund is required to deposit initial margin in an amount generally equal to 10% or less of the contract value.
Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied.
Under certain circumstances, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking-to-market. Variation margin does not involve borrowing, but rather represents a daily settlement of the fund's obligations to or from a futures broker. When a fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when a fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Purchasers and sellers of futures contracts and options on futures contracts can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

     Under certain circumstances, futures contracts exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If the fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position.
In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or option or to maintain cash or liquid assets in an account.

       Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.
Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by WRIMCO may still not result in a successful transaction. WRIMCO may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

       Index Futures. The risk of imperfect correlation between movements in the price of an index futures contract and movements in the price of the securities that are the subject of the hedge increases as the composition of the fund's portfolio diverges from the securities included in the applicable index. The price of the index futures contract may move more than or less than the price of the securities being hedged. If the price of the index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures contract, the fund may buy or sell index futures contracts in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of the securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where the fund has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, the fund would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indexes on which the futures contracts are based.

     Where index futures contracts are purchased to hedge against a possible increase in the price of securities before the fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

       Foreign Currency Hedging Strategies -- Special Considerations. A
fund may use options and futures contracts on foreign currencies (including the euro), as described above, and forward foreign currency contracts
(forward currency contracts), as described below, to attempt to hedge against movements in the values of the foreign currencies in which the fund's securities are denominated or to attempt to enhance income or yield.
Currency hedges can protect against price movements in a security that the fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     A fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the values of which WRIMCO believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

     The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such
Financial Instruments, a fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis.
Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the
U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

     Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency.
Thus, a fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

       Forward Currency Contracts. A fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S.
dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

     Such transactions may serve as long hedges; for example, a fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges; for example, a fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

     A fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the fund owned securities denominated in euros, it could enter into a forward currency contract to sell euros in return for
U.S. dollars to hedge against possible declines in the euro's value. Such a hedge, sometimes referred to as a position hedge, would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S.
dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     A fund also may use forward currency contracts to attempt to enhance income or yield. A fund could use forward currency contracts to increase its exposure to foreign currencies that WRIMCO believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if a fund owned securities denominated in a foreign currency and WRIMCO believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.

     The cost to a fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

     As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in an account.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, WRIMCO believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the fund will be served.

     Successful use of forward currency contracts depends on WRIMCO's skill in analyzing and predicting currency values. Forward currency contracts may substantially change the fund's exposure to changes in currency exchange rates and could result in losses to the fund if currencies do not perform as WRIMCO anticipates. There is no assurance that WRIMCO's use of forward currency contracts will be advantageous to the fund or that WRIMCO will hedge at an appropriate time.

       Combined Positions. A fund may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of its overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

       Turnover. A fund's options and futures contracts activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

       Swaps, Caps, Floors and Collars. A fund may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the fund anticipates purchasing at a later date or to attempt to enhance yield. Swaps involve the exchange by the fund with another party of their respective commitments to pay or receive cash flows on a notional principal amount, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and selling a floor.

    Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of the fund's investments and its share price and yield because these agreements may affect the fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-
backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

     Swap agreements will tend to shift the fund's investment exposure from one type of investment to another. For example, if the fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.
Caps and floors have an effect similar to buying or writing options.

     The creditworthiness of firms with which a fund enters into swaps, caps or floors will be monitored by WRIMCO. If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction.

     The net amount of the excess, if any, of the fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the fund's custodian that satisfies the requirements of the 1940 Act. The fund will also establish and maintain such account with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the fund. WRIMCO and the fund believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the fund's borrowing restrictions. The position of the SEC is that assets involved in swap transactions are illiquid and are, therefore, subject to the limitations on investing in illiquid securities.

    Repurchase Agreements

     A fund may purchase securities subject to repurchase agreements. A repurchase agreement is an instrument under which the fund purchases a security and the seller (normally a commercial bank or broker-dealer)
agrees, at the time of purchase, that it will repurchase the security at a specified time and price. The amount by which the resale price is greater than the purchase price reflects an agreed-upon market interest rate effective for the period of the agreement. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement.

    The majority of the repurchase agreements in which a fund will engage are overnight transactions, and the delivery pursuant to the resale typically will occur within one to five days of the purchase. The primary risk is that the fund may suffer a loss if the seller fails to pay the agreed-upon amount on the delivery date and that amount is greater than the resale price of the underlying securities and other collateral held by the fund. In the event of bankruptcy or other default by the seller, there may be possible delays and expenses in liquidating the underlying securities or other collateral, decline in their value and loss of interest. The return on such collateral may be more or less than that from the repurchase agreement. The fund's repurchase agreements will be structured so as to fully collateralize the loans. In other words, the value of the underlying securities, which will be held by the fund's custodian bank or by a third party that qualifies as a custodian under section 17(f) of the 1940 Act, is and, during the entire term of the agreement, will remain at least equal to the value of the loan, including the accrued interest earned thereon.
Repurchase agreements are entered into only with those entities approved by
WRIMCO.

    Restricted Securities

    Restricted securities are securities that are subject to legal or contractual restrictions on resale. However, restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

    There are risks associated with investments in restricted securities in that there can be no assurance of a ready market for resale. Also, the contractual restrictions on resale might prevent a fund from reselling the securities at a time when such sale would be desirable. Restricted securities that are traded in foreign markets are often subject to restrictions that prohibit resale to U.S. persons or entities or permit sales only to foreign broker-dealers who agree to limit their resale to such persons or entities. The buyer of such securities must enter into an agreement that, usually for a limited period of time, it will resell such securities subject to such restrictions. Restricted securities in which the fund seeks to invest need not be listed or admitted to trading on a foreign or domestic exchange and may be less liquid than listed securities. Certain restricted securities, e.g., Rule 144A securities, may be determined to be liquid in accordance with guidelines adopted by the fund's board of directors. See Illiquid Investments.

    U.S. Government Securities

     U.S. Government Securities are high quality debt instruments issued or guaranteed as to principal or interest by the U.S. Treasury or an agency or instrumentality of the U.S. Government. These securities include Treasury
Bills (which mature within one year of the date they are issued), Treasury
Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than ten years). All such Treasury securities are backed by the full faith and credit of the United States.

     U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing
Administration, Fannie Mae (also known as the Federal National Mortgage
Association), Farmers Home Administration, Export-Import Bank of the United
States, Small Business Administration, Government National Mortgage
Association (Ginnie Mae), General Services Administration, Central Bank for
Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage
Corporation (Freddie Mac), Farm Credit Banks, Maritime Administration, the
Tennessee Valley Authority, the Resolution Funding Corporation and the
Student Loan Marketing Association.

     Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan
Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Other securities, such as securities issued by Fannie
Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The fund will invest in securities of agencies and instrumentalities only if WRIMCO is satisfied that the credit risk involved is acceptable.

     U.S. Government Securities may include mortgage-backed securities issued by U.S. Government agencies or instrumentalities including, but not limited to, Ginnie Mae, Freddie Mac and Fannie Mae. These mortgage-backed securities include pass-through securities, participation certificates and collateralized mortgage obligations. See Mortgage-Backed and Asset-Backed
Securities. Timely payment of principal and interest on Ginnie Mae pass-
throughs is guaranteed by the full faith and credit of the United States.
Freddie Mac and Fannie Mae are both instrumentalities of the U.S.
Government, but their obligations are not backed by the full faith and credit of the United States. It is possible that the availability and the marketability (i.e., liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. Government to tighten the availability of its credit.

    Variable or Floating Rate Instruments

    Variable or floating rate instruments (including notes purchased directly from issuers) bear variable or floating interest rates and may carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries on dates prior to their stated maturities. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

    Warrants and Rights

    Warrants are options to purchase equity securities at specified prices for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer. Warrants and rights are highly volatile and, therefore, more susceptible to sharp decline in value than the underlying security might
be. They are also generally less liquid than an investment in the underlying shares.

    When-Issued and Delayed-Delivery Transactions

     A fund may purchase securities in which it may invest on a when-issued or delayed-delivery basis or sell them on a delayed-delivery basis. In either case payment and delivery for the securities take place at a future date. The securities so purchased or sold are subject to market fluctuation; their value may be less or more when delivered than the purchase price paid or received. When purchasing securities on a when issued or delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. No interest accrues to the fund until delivery and payment is completed. When the fund makes a commitment to purchase securities on a when-issued or delayed-
delivery basis, it will record the transaction and thereafter reflect the value of securities in determining its net asset value per share. When the fund sells securities on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the securities. When the fund makes a commitment to sell securities on a delayed-delivery basis, it will record the transaction and thereafter value the securities at the sale price in determining the fund's NAV per share. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.

    Ordinarily the fund purchases securities on a when-issued or delayed-
delivery basis with the intention of actually taking delivery of the securities. However, before the securities are delivered to the fund and before it has paid for them (the settlement date), the fund could sell the securities if WRIMCO decides it is advisable to do so for investment reasons. The fund will hold aside or segregate cash or other securities, other than those purchased on a when-issued or delayed-delivery basis, at least equal to the amount it will have to pay on the settlement date; these other securities may, however, be sold at or before the settlement date to pay the purchase price of the when-issued or delayed-delivery securities.

    Zero Coupon Securities

     Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or do not specify a future date when the securities begin to pay current interest;
instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change and generally are subject to greater price fluctuations in response to changing interest rates than prices of comparable maturities that make current distributions of interest in cash.

     A fund may invest in zero coupon securities that are stripped U.S.
Treasury notes and bonds, zero coupon bonds of corporate issuers and other securities that are issued with original issue discount (OID). The Federal tax law requires that a holder of a security with OID accrue a ratable portion of the OID on the security as income each year, even though the holder may receive no interest payment on the security during the year.
Accordingly, although the fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will have current income attributable to those securities and includable in the dividends paid to its shareholders. Those dividends will be paid from the fund's cash assets or by liquidation of portfolio securities, if necessary, at a time when the fund otherwise might not have done so.

    A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury
Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury
Receipts) are examples of derivative zeros.

     The Federal Reserve Bank creates STRIPS (Separate Trading of
Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury security and selling them as individual securities. Bonds issued by the Resolution
Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeros are zero coupon securities originally issued by the U.S. Government, a government agency, or a corporation in zero coupon form.

Portfolio Turnover

     A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities for a year and dividing it by the monthly average of the market value of such securities during the year, excluding certain short-term securities. A fund's turnover rate may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for the redemption of its shares.

    A high turnover rate will increase transaction costs and commission costs that will be borne by the funds and could generate taxable income or loss.

                  INVESTMENT MANAGEMENT AND OTHER SERVICES

The Management Agreement

     The Fund has an Investment Management Agreement (the Management
Agreement) with WRIMCO. Under the Management Agreement, WRIMCO is employed to supervise the investments of the Portfolios and provide investment advice to the Portfolios. WRIMCO is a wholly owned subsidiary of Waddell &
Reed. Waddell & Reed is a wholly owned subsidiary of Waddell & Reed
Financial Services, Inc., a holding company which is a wholly owned subsidiary of Waddell & Reed Financial, Inc., a publicly held company. The address of these companies is 6300 Lamar Avenue, P.O. Box 29217, Shawnee
Mission, Kansas 66201-9217. Waddell & Reed is the Fund's principal underwriter and distributor.

    The Management Agreement permits WRIMCO, or an affiliate of WRIMCO, to enter into a separate agreement for transfer agency services (the
Shareholder Servicing Agreement) and a separate agreement for accounting services (the Accounting Services Agreement) with the Fund. The Management
Agreement contains detailed provisions as to the matters to be considered by the Fund's Board of Directors prior to approving any Shareholder
Servicing Agreement or Accounting Services Agreement.

     WRIMCO and/or its predecessors have served as investment manager to each of the registered investment companies in Waddell & Reed Advisors
Funds, W&R Funds, Inc., W&R Target Funds, Inc. and Waddell & Reed InvestEd
Portfolios, Inc. since each company's inception. Waddell & Reed serves as principal underwriter for the Fund, the investment companies in the Waddell
& Reed Advisors Funds and W&R Funds, Inc. and acts as underwriter and distributor for variable life insurance and variable annuity policies for which W&R Target Funds, Inc. is the underlying investment vehicle.

Shareholder Services

     Under the Shareholder Servicing Agreement entered into between the
Fund and Waddell & Reed Services Company (the Agent), a subsidiary of
Waddell & Reed, the Agent performs shareholder servicing functions, including the maintenance of shareholder accounts, the issuance, transfer and redemption of shares, distribution of dividends and payment of redemptions, the furnishing of related information to the Fund and handling of shareholder inquiries. A new Shareholder Servicing Agreement, or amendments to the existing one, may be approved by the Fund's Board of
Directors without shareholder approval.

    The Agent also provides similar shareholder servicing functions to each of the underlying funds.

Accounting Services

     Under the Accounting Services Agreement entered into between the Fund and the Agent, the Agent provides the Fund with bookkeeping and accounting services and assistance, including maintenance of the Fund's records, pricing of the Fund's shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. A new Accounting Services Agreement, or amendments to an existing one, may be approved by the Fund's Board of Directors without shareholder approval.

    The Agent provides similar bookkeeping and accounting services and assistance to each of the underlying funds.

Payments for Management, Accounting and Shareholder Services

    Management Fees

    Under its Management Agreement for WRIMCO's management services, each of the underlying funds pays WRIMCO a fee as described in that fund's
Prospectus. the management fee rates for each of the underlying funds is as follows:

* for Waddell & Reed Advisors Bond Fund, 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion,
 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended September 30, 2000 were 0.53%

* for Waddell & Reed Advisors Cash Management, Inc., at the annual rate of 0.40% of net assets. Management fees for the Fund as a percent of the
 Fund's net assets for the fiscal year ended September 30, 2000 were 0.40%

* for Waddell & Reed Advisors Core Investment Fund, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion,
 0.60% of net assets over $2 billion and up to $3 billion, 0.55% of net assets over $3 billion and up to $6 billion, and 0.50% of net assets over $6 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended December 31, 2000 were 0.57%

* for Waddell & Reed Advisors Government Securities Fund, Inc., 0.50% of
 net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended
 September 30, 2000 were 0.50%

* for Waddell & Reed Advisors High Income Fund, Inc., 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and
 0.50% of net assets over $1.5 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended September 30,
 2000 were 0.62%

* for Waddell & Reed Advisors International Growth Fund, Inc., 0.85% of
 net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended June 30,
 2000 were 0.84%

* for Waddell & Reed Advisors New Concepts Fund, Inc., 0.85% of net assets up to $1 billion; 0.83% of net assets over $1 billion and up to $2 billion; 0.80% of net assets over $2 billion and up to $3 billion; and
 0.76% of net assets over $3 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31,
 2001 were 0.84%

* for Waddell & Reed Advisors Small Cap Fund, Inc., 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion,
 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended June 30, 2000 were 0.62%

* for Waddell & Reed Advisors Value Fund, Inc., 0.70% of net assets up to
 $1 billion, 0.65% of net assets over $1 billion and up to $2 billion,
 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion

* for Waddell & Reed Advisors Vanguard Fund, Inc., 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion,
 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended September 30, 2000 were
 0.66%

    The management fees paid to WRIMCO during the past three fiscal years for each of the underlying funds then in existence were as follows:

    The management fees paid by Waddell & Reed Advisors Bond Fund to
WRIMCO during the Fund's fiscal periods ended September 30, 2000, December
31, 1999, 1998 and 1997 were $1,939,561, $2,525,129, $2,284,751 and
$2,221,667, respectively.

    The management fees paid by Cash Management to WRIMCO during the
Fund's fiscal periods ended September 30, 2000, June 30, 2000, 1999 and
1998 were $919,135, $3,052,023, $2,476,181 and $2,047,383, respectively.

    The management fees paid by Waddell & Reed Advisors Core Investment
Fund to WRIMCO during the Fund's fiscal years ended December 31, 2000, 1999 and 1998 were $50,038,170, $44,402,694 and $39,808,311, respectively.

    The management fees paid by Waddell & Reed Advisors Government
Securities Fund, Inc. to WRIMCO during the Fund's fiscal periods ended
September 30, 2000, March 31, 2000, 1999 and 1998 were $293,532, $617,688,
$531,348 and $516,182, respectively.

    The management fees paid by Waddell & Reed Advisors High Income Fund,
Inc. to WRIMCO during the Fund's fiscal periods ended September 30, 2000,
March 31, 2000, 1999 and 1998 were $2,470,332, $5,600,480, $5,674,535 and
$5,773,843, respectively.

    The management fees paid by Waddell & Reed Advisors International
Growth Fund, Inc. to WRIMCO during the Fund's fiscal years ended June 30,
2000, 1999 and 1998 were $13,792,439, $8,468,829 and $7,746,698, respectively.

    The management fees paid by Waddell & Reed Advisors New Concepts Fund,
Inc. to WRIMCO during the Fund's fiscal years ended March 31, 2000, 1999 and 1998 were $11,685,633, $6,234,647 and $4,863,292, respectively.

    The management fees paid by Waddell & Reed Advisors Small Cap Fund,
Inc. to WRIMCO during the Fund's fiscal period ended June 30, 2000 were
$1,087,755.

    The management fees paid by Waddell & Reed Advisors Value Fund, Inc.
to WRIMCO during the Fund's fiscal period ended __________ was $________.

    The management fees paid by Waddell & Reed Advisors Vanguard Fund,
Inc. to WRIMCO during the Fund's fiscal years ended September 30, 2000,
1999 and 1998 were $17,984,866, $12,333,709 and $10,495,461, respectively.

    For purposes of calculating the daily fee, the Fund does not include money owed to it by Waddell & Reed for shares which it has sold but not yet paid to the Portfolio or Fund, as applicable. Each Portfolio and underlying fund accrues and pays its management fee daily.

    Shareholder Servicing Fee

     Under the Shareholder Servicing Agreement, with respect to Class A,
Class B and Class C shares, each Portfolio pays the Agent a monthly fee of
$1.4125 for each shareholder account that was in existence at any time during the prior month. Each Portfolio also pays certain out-of-pocket expenses of the Agent, including long distance telephone communications costs; microfilm and storage costs for certain documents; forms, printing and mailing costs; charges of any sub-agent used by Agent in performing services under the Shareholder Servicing Agreement; and costs of legal and special services not provided by Waddell & Reed, WRIMCO or the Agent.

Under the Shareholder Servicing Agreement for each of the underlying funds, each fund pays the Agent a monthly fee equal to of 0.15 of 1% of the average daily net assets of Class Y for the proceeding month.

    Accounting Services Fee

     Under the Accounting Services Agreement, each Portfolio pays the Agent a monthly fee of one-twelfth of the annual fee shown in the following table.

                  Average
              Net Asset Level                Annual Fee
         (all dollars in millions)       Rate for Each Fund
         -------------------------       ------------------
         From $    0 to $   10                $      0
         From $   10 to $   25                $ 11,000
         From $   25 to $   50                $ 22,000
         From $   50 to $  100                $ 33,000
         From $  100 to $  200                $ 44,000
         From $  200 to $  350                $ 55,000
         From $  350 to $  550                $ 66,000
         From $  550 to $  750                $ 77,000
         From $  750 to $1,000                $ 93,500
              $1,000 and Over                 $110,000

     Plus, for each class of shares in excess of one, each Portfolio pays the Agent a monthly per-class fee equal to 2.5% of the monthly base fee.

     Each underlying fund also pays the Agent a monthly fee of one-twelfth of the annual fee shown in the table above. Plus, for each class of shares in excess of one, each underlying fund pays the Agent a monthly per-class fee equal to 2.5% of the monthly base fee. WRIMCO and the Agent, respectively, pay all of their own expenses in providing management and accounting services. Amounts paid by the Fund under the Shareholder
Servicing Agreement are described above. Waddell & Reed and its affiliates pay the Fund's Directors and officers who are affiliated with Waddell &
Reed and its affiliates. The Fund pays the fees and expenses of the Fund's other Directors.

     The Fund pays all of its other expenses. These include, for each
Portfolio, the costs of materials sent to shareholders, audit and outside legal fees, taxes, portfolio transaction costs, interest, insurance premiums, custodian fees, fees payable by the Fund under Federal or other securities laws and to the Investment Company Institute and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

    Each Portfolio invests its assets almost exclusively in the shares of the underlying Waddell & Reed Advisors Funds, and these investments are made without the payment of any commission or other sales charge.

Distribution Arrangement

    Waddell & Reed acts as principal underwriter and distributor of the
Fund's shares pursuant to an underwriting agreement (the Underwriting
Agreement). The Underwriting Agreement requires Waddell & Reed to use its best efforts to sell the shares of the Portfolios but is not exclusive, and permits and recognizes that Waddell & Reed also distributes shares of other investment companies and other securities. Shares are sold on a continuous basis.

    Under the Distribution and Service Plan (the Plan) for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, each
Portfolio may pay Waddell & Reed a fee not to exceed 0.25% of the
Portfolio's average annual net assets attributable to Class A shares, paid daily, to compensate Waddell & Reed for its costs and expenses in connection with, either directly or through others, the distribution of the
Class A shares and/or the provision of personal services to Class A shareholders and/or maintenance of Class A shareholder accounts.

    Under the Plans adopted for Class B shares and Class C shares respectively, each Portfolio may pay Waddell & Reed a service fee not to exceed 0.25% of the Portfolio's average annual net assets attributable to that class, paid daily, to compensate Waddell & Reed for its services, either directly or through others, in connection with the provision of personal services to shareholders of that class and/or the maintenance of shareholder accounts of that class and a distribution fee not to exceed
0.75% of the Portfolio's average annual net assets attributable to that class, paid monthly, to compensate Waddell & Reed for its services, either directly or through others, in connection with the distribution of shares of that class.

    Waddell & Reed offers the Portfolio's shares through its financial advisors, registered representatives and sales managers and through other broker-dealers, banks and other appropriate intermediaries (collectively, the sales force). In distributing shares, Waddell & Reed will pay commissions and incentives to the sales force at or about the time of sale and will incur other expenses including costs for prospectuses, sales literature, advertisements, sales office maintenance, processing of orders and general overhead with respect to its efforts to distribute the
Portfolio's shares. The Plans permit Waddell & Reed to receive compensation for the class-related distribution activities through the distribution fee, subject to the limit contained in the Plan. The Plans also contemplate that
Waddell & Reed may be compensated for amounts it expends in compensating, training and supporting registered financial advisors, sales managers and/or other appropriate personnel in providing personal services to shareholders of each Portfolio and/or maintaining shareholder accounts;
increasing services provided to shareholders of each Portfolio by office personnel located at field sales offices; engaging in other activities useful in providing personal service to shareholders of each Portfolio and/or maintenance of shareholder accounts; and in compensating broker-
dealers who may regularly sell shares of each Portfolio, and other third parties, for providing shareholder services and/or maintaining shareholder accounts with respect to Portfolio shares. Each Plan and the Underwriting
Agreement contemplate that Waddell & Reed may be compensated for these class-related distribution efforts through the distribution fee.

    The sales force and other parties may be paid continuing compensation based on the value of the shares held by shareholders to whom the member of the sales force is assigned to provide personal services, and Waddell &
Reed or its subsidiary, Waddell & Reed Services Company, as well as other parties may also provide services to shareholders through telephonic means and written communications. In addition to the dealer reallowance that may be applicable to Class A share purchases, as described in the Prospectus,
Waddell & Reed may pay other broker-dealers a portion of the fees it receives under the respective Plans as well as other compensation in connection with the distribution of Portfolio shares.

    The distribution fees are paid to compensate Waddell & Reed for its expenses relating to sales force compensation, providing prospectuses and sales literature to prospective investors, advertising, sales processing, field office expenses and home office sales management in connection with the distribution of shares of a Portfolio. The service fees are paid to compensate Waddell & Reed for providing personal services to the particular
Portfolio's shareholders and for the maintenance of shareholder accounts.

    The only Directors or interested persons, as defined in the 1940 Act, of the Fund who have a direct or indirect financial interest in the operation of a Plan are the officers and Directors who are also officers of either Waddell & Reed or its affiliate(s) or who are shareholders of
Waddell & Reed Financial, Inc., the indirect parent company of Waddell &
Reed. Each Plan is anticipated to benefit the applicable Portfolio and its shareholders affected by the particular Plan through Waddell & Reed's activities not only to distribute the affected shares of the Portfolio but also to provide personal services to shareholders of the affected class and thereby promote the maintenance of their accounts with the Portfolio. Each
Portfolio anticipates that shareholders of a particular class may benefit to the extent that Waddell & Reed's activities are successful in increasing the assets of that Portfolio class, through increased sales or reduced redemptions, or a combination of these, and reducing a shareholder's share of Portfolio and class expenses. Increased Portfolio assets may also provide greater resources with which to pursue the goal(s) of a Portfolio.
Further, continuing sales of shares may also reduce the likelihood that it will be necessary to liquidate portfolio securities, in amounts or at times that may be disadvantageous to a Portfolio, to meet redemption demands. In addition, each Portfolio anticipates that the revenues from the Plans will provide Waddell & Reed with greater resources to make the financial commitments necessary to continue to improve the quality and level of services to each Portfolio and its affected shareholders. Each Plan and the
Underwriting Agreement were approved by the Fund's Board of Directors, including the Directors who are not interested persons of the Fund or of
Waddell & Reed and who have no direct or indirect financial interest in the operations of the Plans or any agreement referred to in the Plans
(hereafter the Plan Directors).

    Among other things, the Plan for each class provides that (1) Waddell
& Reed will submit to the Directors at least quarterly, and the Directors will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendments thereto are approved by the Directors including the
Plan Directors acting in person at a meeting called for that purpose, (3)
payments by a Portfolio under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of that class of each affected Portfolio, and (4) while the Plan remains in effect, the selection and nomination of the Directors who are Plan Directors shall be committed to the discretion of the Plan
Directors.

Custodial and Auditing Services

     The custodian for each Portfolio is UMB Bank, n.a., 928 Grand
Boulevard, Kansas City, Missouri. In general, the custodian is responsible for holding each Portfolio's cash and securities. Deloitte & Touche LLP,
1010 Grand Boulevard, Kansas City, Missouri, the Portfolios' independent auditors, audits the Portfolios' financial statements.

                  PURCHASE, REDEMPTION AND PRICING OF SHARES

Determination of Offering Price

     The NAV of each class of the shares of a Portfolio is the value of the assets of that class, less the class's liabilities, divided by the total number of outstanding shares of that class.

     Class A shares of a Portfolio are sold at their next determined NAV plus the sales charge described in the Prospectus. The sales charge is paid to Waddell & Reed, the Fund's Distributor.

    The offering price of a Class A share is its NAV next calculated following acceptance of a purchase order plus the sales charge described in the Prospectus. The offering price of a Class B or Class C share is its NAV next calculated following acceptance of a purchase order. The number of shares you receive for your purchase depends on the next offering price after Waddell & Reed receives and accepts your order at its principal business office at the address shown on the cover of this SAI. You will be sent a confirmation after your purchase (other than automatic investment purchases) which will indicate how many shares you have purchased. Shares are normally issued for cash only.

     Waddell & Reed need not accept any purchase order, and it or a
Portfolio may determine to discontinue offering shares for purchase.

     The NAV per share of a Portfolio is ordinarily computed once on each day that the NYSE is open for trading, as of the close of the regular session of the NYSE, and the NAV of an underlying fund's shares is ordinarily computed once on each day that the NYSE is open for trading as of the later of the close of the regular session of the NYSE or the close of the regular session of any domestic securities or commodities exchange on which an option or futures contract held by the fund is traded. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days:  New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving
Day and Christmas Day. However, it is possible that the NYSE may close on other days. Since each Portfolio invests almost exclusively in shares of the underlying Waddell & Reed Advisors Funds, the Portfolio's NAV will be affected by changes in the respective NAVs of its underlying funds.

    The NAV changes every business day, since the value of the assets and the number of shares outstanding changes every business day. Cash
Management is designed so that the value of each share of each class of the fund (the NAV per share) will remain fixed at $1.00 per share except under extraordinary circumstances, although this may not always be possible.

     The securities in the portfolio of each Portfolio and of each underlying fund, except as otherwise noted, that are listed or traded on a stock exchange, are valued on the basis of the last sale on that day or, lacking any sales, at a price that is the mean between the closing bid and asked prices. Other securities that are traded over-the-counter are priced using The Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Bonds, other than convertible bonds, are generally valued using a third-party pricing system.
Convertible bonds are valued using this pricing system only on days when there is no sale reported. Short-term debt securities are valued at amortized cost, which approximates market. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under the procedures established by, and under the general supervision and responsibility of, the fund's board of directors.

    Foreign currency exchange rates are generally determined prior to the close of trading of the regular session of the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the regular session of trading on the NYSE, which events will not be reflected in a computation of an underlying fund's NAV on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of the fund's board of directors. The foreign currency exchange transactions of a fund conducted on a spot (i.e., cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market.
This rate under normal market conditions differs from the prevailing exchange rate in an amount generally less than one-tenth of one percent due to the costs of converting from one currency to another.

     Options and futures contracts purchased and held by an underlying fund are valued at the last sales price on the securities or commodities exchanges on which they are traded, or, if there are no transactions, at the mean between bid and asked prices. Ordinarily, the close of the regular session for option trading on national securities exchanges is 4:10 p.m.
Eastern time and the close of the regular session for commodities exchanges is 4:15 p.m. Eastern time. Futures contracts will be valued with reference to established futures exchanges. The value of a futures contract purchased by a fund will be either the closing price of that contract or the bid price. Conversely, the value of a futures contract sold by a fund will be either the closing price or the asked price.

     When an underlying fund writes a put or call, an amount equal to the premium received is included in the fund's Statement of Assets and
Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is marked-to-market to reflect the current market value of the put or call. If the call a fund wrote is exercised, the proceeds received on the sale of the related investment are increased by the amount of the premium the fund received. If a fund exercised a call it purchased, the amount paid to purchase the related investment is increased by the amount of the premium paid. If a put written by a fund is exercised, the amount that the fund pays to purchase the related investment is decreased by the amount of the premium it received.
If a fund exercises a put it purchased, the amount the fund receives from the sale of the related investment is reduced by the amount of the premium it paid. If a put or call written by a fund expires, it has a gain in the amount of the premium; if a fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction.

    Cash Management operates under Rule 2a-7 which permits it to value its portfolio on the basis of amortized cost. The amortized cost method of valuation is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

     While the amortized cost method provides some degree of certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price Cash Management would receive if it sold the instrument. During periods of declining interest rates, the daily yield on Cash Management's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. Thus, if the use of amortized cost by Cash
Management resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the fund's shares would be able to obtain a somewhat higher yield than would result from investment in such a fund, and existing investors in the fund's shares would receive less investment income. The converse would apply in a period of rising interest rates.

     Under Rule 2a-7, Cash Management's board of directors must establish procedures designed to stabilize, to the extent reasonably possible, the
Fund's price per share as computed for the purpose of sales and redemptions at $1.00.  Such procedures must include review of Cash Management's portfolio holdings by the board of directors at such intervals as it may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the fund's NAV calculated by using available market quotations deviates from the per share value based on amortized cost.

Minimum Initial and Subsequent Investments

     For Class A, Class B and Class C shares, initial investments must be at least $500 with the exceptions described in this paragraph. A $25 minimum initial investment pertains to accounts for which an investor has arranged, at the time of initial investment, to make subsequent purchases for the account by having regular monthly withdrawals of $25 or more made from a bank account. A minimum initial investment of $25 is applicable to purchases made through payroll deduction for or by employees of WRIMCO,
Waddell & Reed, or their affiliates. Except with respect to certain exchanges and automatic withdrawals from a bank account, a shareholder may make subsequent investments of any amount.

Reduced Sales Charges (Applicable to Class A Shares only)

    Account Grouping

     Large purchases of Class A shares are subject to lower sales charges.
The schedule of sales charges appears in the Prospectus. For the purpose of taking advantage of the lower sales charges available for large purchases, a purchase in any of the following categories made by an individual may be grouped with purchases made by his or her spouse.

1.  Purchases by an individual for his or her own account;

2.  Purchases by that individual's spouse purchasing for his or her own account (includes W&R Funds Revocable Trust Form of spouse);

3.  Purchases by that individual or his or her spouse in their joint account;

4.  Purchases by that individual or his or her spouse for the account of their child under age 21;

5.  Purchase by any custodian for the child of that individual or spouse in a Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors
    Act (UGMA) account; and

6.  Purchases by that individual or his or her spouse for his or her
    Individual Retirement Account (IRA), or salary reduction plan account under Section 457 of the Internal Revenue Code of 1986, as amended
    (the Code), provided that such purchases are subject to a sales charge
    (see Net Asset Value Purchases), tax-sheltered annuity account (TSA)
    or Keogh Plan account, provided that the individual and spouse are the only participants in the Keogh Plan.

     An individual's domestic partner is treated as his or her spouse.

     Examples:

     A.  Grandmother opens a UGMA account for grandson A; Grandmother has an account in her own name; A's father has an account in his own name; the UGMA account may be grouped with A's father's account but may not be grouped with Grandmother's account;

     B.  H establishes a trust naming his children as beneficiaries and appointing himself and his bank as co-trustees; a purchase made in the trust account is eligible for grouping with an IRA account of W, H's wife;

     C.  H's will provides for the establishment of a trust for the benefit of his minor children upon H's death; his bank is named as trustee; upon H's death, an account is established in the name of the bank, as trustee; a purchase in the account may be grouped with an account held by H's wife in her own name.

     D.  X establishes a trust naming herself as trustee and R, her son, as successor trustee and R and S as beneficiaries; upon X's death, the account is transferred to R as trustee; a purchase in the account may not be grouped with R's individual account. If
         X's spouse, Y, was successor trustee, this purchase could be grouped with Y's individual account.

     Account grouping as described above is available under the following circumstances.

    One-time Purchases

     A one-time purchase of Class A shares in accounts eligible for grouping may be combined for purposes of determining the availability of a reduced sales charge. In order for an eligible purchase to be grouped, the investor must advise Waddell & Reed at the time the purchase is made that it is eligible for grouping and identify the accounts with which it may be grouped.

Example: H and W open an account in the Fund and invest $75,000; at the same time, H's parents open up three UGMA accounts for H and W's three minor children and invest $10,000 in each child's name; the combined purchase of $105,000 of Class A shares is subject to a reduced sales load of 4.75% provided that Waddell & Reed is advised that the purchases are entitled to grouping.

    Rights of Accumulation

     If Class A shares are held in any account and an additional purchase is made in that account or in any account eligible for grouping with that account, the additional purchase is combined with the NAV of the existing account(s) as of the date the new purchase is accepted by Waddell & Reed for the purpose of determining the availability of a reduced sales charge.

Example: H is a current Class A shareholder who invested in one of the
         Funds three years ago. His account has a NAV of $80,000. His wife, W, now wishes to invest $20,000 in Class A shares of that
         (or another) Fund. W's purchase will be combined with H's
         existing account and will be entitled to a reduced sales charge of 4.75%. H's original purchase was subject to a full sales charge and the reduced charge does not apply retroactively to that purchase.

     In order to be entitled to Rights of Accumulation, the purchaser must inform Waddell & Reed that the purchaser is entitled to a reduced charge and provide Waddell & Reed with the name and number of the existing account(s) with which the purchase may be combined.

    Letter of Intent

     The benefit of a reduced sales charge for larger purchases of Class A shares is also available under a Letter of Intent (LOI). By signing an LOI form, which is available from Waddell & Reed, the purchaser indicates an intention to invest, over a 13-month period, a dollar amount which is sufficient to qualify for a reduced sales charge. The 13-month period begins on the date the first purchase made under the LOI is accepted by
Waddell & Reed. Each purchase made from time to time under the LOI is treated as if the purchaser were buying at one time the total amount which he or she intends to invest. The sales charge applicable to all purchases of Class A shares made under the terms of the LOI will be the sales charge in effect on the beginning date of the 13-month period.

     In determining the amount which the purchaser must invest in order to qualify for a reduced sales charge under an LOI, the investor's Rights of
Accumulation (see above) will be taken into account; that is, Class A shares already held in the same account in which the purchase is being made or in any account eligible for grouping with that account, as described above, will be included.

Example: H signs an LOI indicating his intent to invest in his own name a dollar amount sufficient to entitle him to purchase Class A shares at the sales charge applicable to a purchase of $100,000.
         H has an IRA account and the Class A shares held under the IRA in a Fund have a NAV as of the date the LOI is accepted by Waddell &
         Reed of $15,000; H's wife, W, has an account in her own name invested in another Fund which charges the same sales load as the
         Fund, with a NAV as of the date of acceptance of the LOI of
         $10,000; H needs to invest $75,000 in Class A shares over the 13-
          month period in order to qualify for the reduced sales load applicable to a purchase of $100,000.

     A copy of the LOI signed by a purchaser will be returned to the purchaser after it is accepted by Waddell & Reed and will set forth the dollar amount of Class A shares which must be purchased within the 13-month period in order to qualify for the reduced sales charge.

     The minimum initial investment under an LOI is 5% of the dollar amount which must be invested under the LOI. An amount equal to 5% of the purchase required under the LOI will be held in escrow. If a purchaser does not, during the period covered by the LOI, invest the amount required to qualify for the reduced sales charge under the terms of the LOI, he or she will be responsible for payment of the sales charge applicable to the amount actually invested. The additional sales charge owed on purchases of Class A shares made under an LOI which is not completed will be collected by redeeming part of the shares purchased under the LOI and held in escrow unless the purchaser makes payment of this amount to Waddell & Reed within
20 days of Waddell & Reed's request for payment.

     If the actual amount invested is higher than the amount an investor intends to invest, and is large enough to qualify for a sales charge lower than that available under the LOI, the lower sales charge will apply.

     An LOI does not bind the purchaser to buy, or Waddell & Reed to sell, the shares covered by the LOI.

     The value of any shares redeemed during the 13-month period which were acquired under the LOI will be deducted in computing the aggregate purchases under the LOI.

    Other Funds in Waddell & Reed Advisors Funds and W&R Funds, Inc.

     Reduced sales charges for larger purchases of Class A shares apply to purchases of any of the Class A shares of any of the funds in Waddell &
Reed Advisors Funds and W&R Funds, Inc. subject to a sales charge (for clients of Waddell & Reed and Legend Equities Corporation). A purchase of Class A shares, or Class A shares held, in any of the funds in
Waddell & Reed Advisors Funds and/or the W&R Funds, Inc. subject to a sales charge will be treated as an investment in a Portfolio for the purposes of determining the applicable sales charge. For these purposes, Class A shares of Cash Management or W&R Funds, Inc. Money Market Fund that were acquired by exchange of another Waddell & Reed Advisors Fund or W&R Funds, Inc.
Class A shares on which a sales charge was paid, plus the shares paid as dividends on those acquired shares, are also taken into account.

Net Asset Value Purchases of Class A Shares

     Class A shares of a Portfolio may be purchased at NAV by the Directors and officers of the Fund or of any affiliated entity of Waddell & Reed, employees of Waddell & Reed or of any of its affiliates, financial advisors of Waddell & Reed and the spouse, children, parents, children's spouses and spouse's parents of each such Director, officer, employee and financial advisor. Child includes stepchild; parent includes stepparent. Employees include retired employees. A retired employee is an individual separated from service from Waddell & Reed, or from an affiliated company with a vested interest in any Employee Benefit Plan sponsored by Waddell & Reed or any of its affiliated companies. Financial advisors include retired financial advisors. A retired financial advisor is any financial advisor who was, at the time of separation from service from Waddell & Reed, a
Senior Financial Advisor.

    Shares may also be issued at NAV in a merger, acquisition or exchange offer made pursuant to a plan of reorganization to which the Fund is a party.

Reasons for Differences in Public Offering Price of Class A Shares

     As described herein and in the Prospectus, there are a number of instances in which a Portfolio's Class A shares are sold or issued on a basis other than at the maximum public offering price, that is, NAV plus the highest sales charge. Some of these instances relate to lower or eliminated sales charges for larger purchases of Class A shares, whether made at one time or over a period of time as under an LOI or Rights of
Accumulation. See the table of sales charges in the Prospectus. The reasons for these quantity discounts are, in general, that (1) they are traditional and have long been permitted in the industry and are therefore necessary to meet competition as to sales of shares of other funds having such discounts, (2) certain quantity discounts are required by rules of the
National Association of Securities Dealers, Inc. (as is elimination of sales charges on the reinvestment of dividends and distributions), and (3)
they are designed to avoid an unduly large dollar amount of sales charges on substantial purchases in view of reduced selling expenses. Quantity discounts are made available to certain related persons for reasons of family unity and to provide a benefit to governmental entities.

     In general, the reasons for the other instances in which there are reduced or eliminated sales charges for Class A shares are as follows.
Sales of Class A shares without a sales charge are permitted to Directors, officers and certain others due to reduced or eliminated selling expenses and since such sales may aid in the development of a sound employee organization, encourage responsibility and interest in the Fund and an identification with its aims and policies. Class A shares may be issued at no sales charge in plans of reorganization due to reduced or eliminated sales expenses and since, in some cases, such issuance is exempted by the
1940 Act from the otherwise applicable restrictions as to what charge must be imposed. Reduced or eliminated sales charges may also be used for certain short-term promotional activities by Waddell & Reed. In no case in which there is a reduced or eliminated sales charge are the interests of existing Class A shareholders adversely affected since, in each case, each
Portfolio receives the NAV per share of all shares sold or issued.

Redemptions

     The Prospectus gives information as to redemption procedures and deferred sales charges. Redemption payments are made within seven days from receipt of a request in proper form, unless delayed because of emergency conditions determined by the SEC, when the NYSE is closed other than for weekends or holidays, or when trading on the NYSE is restricted. Payment is made in cash.

Reinvestment Privilege

     Each Portfolio offers a one-time reinvestment privilege that allows you to reinvest without charge all or part of any amount of Class A shares you redeem from the Portfolio by sending that Portfolio the amount you wish to reinvest. The amount you return will be reinvested in Class A shares of that Portfolio at the NAV next calculated after the Portfolio receives the returned amount. Your written request to reinvest and the amount to be reinvested must be received within 45 days after your redemption request was received. You can do this only once as to Class A shares of a
Portfolio, and the Portfolio must be offering Class A shares at the time your reinvestment request is received.

    There is also a reinvestment privilege for Class B and Class C shares under which you may reinvest in any one or more of the Portfolios all or part of any amount of the shares you redeemed and have the corresponding amount of the deferred sales charge, if any, which you paid restored to your account by adding the amount of that charge to the amount you are reinvesting in  shares of the same class. If Portfolio shares of that class are then being offered, you can put all or part of your redemption payment back into such shares at the NAV next calculated after you have returned the amount. Your written request to do this must be received within 45 days after your redemption request was received. You can do this only once as to
Class B and Class C shares of that Portfolio. For purposes of determining future deferred sales charges, the reinvestment will be treated as a new investment.

                           DIRECTORS AND OFFICERS

     The day-to-day affairs of the Fund are handled by outside
organizations selected by the Board of Directors. The Board of Directors has responsibility for establishing broad corporate policies for the Fund and for overseeing overall performance of the selected experts. It has the benefit of advice and reports from independent counsel and independent auditors. The majority of the Directors are not affiliated with Waddell &
Reed.

     The principal occupation during the past five years of each Director and officer of the Fund is stated below. Each of the persons listed through and including Mr. Vogel is a member of the Fund's Board of Directors. The other persons are officers of the Fund but are not members of the Board of
Directors. For purposes of this section, the term Fund Complex includes each of the registered investment companies in Waddell & Reed Advisors
Funds, W&R Target Funds, Inc., W&R Funds, Inc. and Waddell & Reed InvestEd
Portfolios, Inc. Each of the Fund's Directors is also a Director of each of the other funds in the Fund Complex and each of the Fund's officers is also an officer of one or more of the funds in the Fund Complex.

KEITH A. TUCKER*
    Chairman of the Board of Directors of the Fund and each of the other funds in the Fund Complex; Chairman of the Board of Directors, Chief
Executive Officer and Director of Waddell & Reed Financial, Inc.;
President, Chairman of the Board of Directors, Director and Chief Executive
Officer of Waddell & Reed Financial Services, Inc.; Chairman of the Board
of Directors and Director of WRIMCO, Waddell & Reed, Inc. and Waddell &
Reed Services Company; Chairman of the Board of Directors and Director of
Waddell & Reed Development, Inc.; Chairman of the Board of Directors and
Director of Waddell & Reed Distributors, Inc.; formerly, President of each of the funds in the Fund Complex; formerly, Chairman of the Board of
Directors of Waddell & Reed Asset Management Company, a former affiliate of
Waddell & Reed Financial, Inc.; formerly, Principal Financial Officer of
Waddell & Reed Financial, Inc.; formerly, Director of Southwestern Life
Corporation; formerly, Director of the Board of Directors of Vesta
Insurance Group, Inc. Date of birth:  February 11, 1945.

JAMES M. CONCANNON
950 Docking Road
Topeka, Kansas  66615
    Dean and Professor of Law, Washburn University School of Law;
Director, AmVestors CBO II Inc. Date of birth:  October 2, 1947.

JOHN A. DILLINGHAM
4040 Northwest Claymont Drive
Kansas City, Missouri  64116
    President and Director of JoDill Corp., an agricultural company;
President and Director of Dillingham Enterprises Inc.; Advisory Director,
UMB Northland; formerly, Director and consultant, McDougal Construction
Company; formerly, Instructor at Central Missouri State University;
formerly, Senior Vice President-Sales and Marketing of Garney Companies,
Inc., a specialty utility contractor. Date of birth:  January 9, 1939.

DAVID P. GARDNER
2441 Iron Canyon Drive
Park City, Utah  84060
    Director of Fluor Corp., an international engineering, construction and management services company; Director of Digital Ventures, an internet company; Director of Charitable Way, an internet company; Director of
Campus Pipeline, an internet company; formerly, Chairman and Chief
Executive Officer of George S. and Delores Dor'e Eccles Foundation;
formerly, Director of First Security Corp., a bank holding company;
formerly, President of William and Flora Hewlett Foundation; formerly,
President of the University of California; formerly, President of the
University of Utah. Date of birth:  March 24, 1933.

LINDA K. GRAVES*
1 South West Cedar Crest Road
Topeka, Kansas  66606
    First Lady of Kansas; Director of Greater Kansas City Community
Foundation; Chairman and Director of Community Foundation of Johnson
County; Director, First Vice President and Member of Executive Committee of
Friends of Cedar Crest Association; formerly, shareholder, Levy & Craig
P.C., a law firm. Date of birth:  July 29, 1953.

JOSEPH HARROZ, JR.
125 South Creekdale Drive
Norman, Oklahoma  73072
    Vice President and General Counsel of the Board of Regents at the
University of Oklahoma; Adjunct Professor of Law at the University of
Oklahoma College of Law; Managing Member, Harroz Investments, L.L.C.;
formerly, Vice President for Executive Affairs of the University of
Oklahoma; formerly, Attorney with Crowe & Dunlevy, a law firm. Date of birth:  January 17, 1967.

JOHN F. HAYES
20 West 2nd Avenue
P. O. Box 2977
Hutchinson, Kansas  67504-2977
    Director of Central Bank and Trust; Director of Central Financial
Corporation; Chairman of the Board of Directors, Gilliland & Hayes, P.A., a
law firm; formerly, Director of Central Properties, Inc. Date of birth:
December 11, 1919.

ROBERT L. HECHLER*
    President and Principal Financial Officer of the Fund and each of the other funds in the Fund Complex; Executive Vice President, Chief Operating
Officer and Director of Waddell & Reed Financial, Inc.; Executive Vice
President, Chief Operating Officer, Director and Treasurer of Waddell &
Reed Financial Services, Inc.; Executive Vice President, Principal
Financial Officer, Director and Treasurer of WRIMCO; President, Chief
Executive Officer, Principal Financial Officer, Director and Treasurer of
Waddell & Reed, Inc.; Director and Treasurer of Waddell & Reed Services
Company; President, Treasurer and Director of Waddell & Reed Distributors,
Inc.; President of Waddell & Reed Development, Inc.; Chairman of the Board
of Directors, Chief Executive Officer, President and Director of Fiduciary
Trust Company of New Hampshire, an affiliate of Waddell & Reed, Inc.;
Director of Legend Group Holdings, LLC, Legend Advisory Corporation, Legend
Equities Corporation, Advisory Services Corporation, The Legend Group, Inc.
and LEC Insurance Agency, Inc., affiliates of Waddell & Reed Financial,
Inc.; formerly, Vice President of each of the funds in the Fund Complex;
formerly, Director and Treasurer of Waddell & Reed Asset Management
Company; formerly, President of Waddell & Reed Services Company; formerly,
Vice President of Waddell & Reed Financial Services, Inc. Date of birth:
November 12, 1936.

HENRY J. HERRMANN*
    Vice President of the Fund and each of the other funds in the Fund
Complex; President, Chief Investment Officer, and Director of Waddell &
Reed Financial, Inc.; Executive Vice President, Chief Investment Officer
and Director of Waddell & Reed Financial Services, Inc.; Director of
Waddell & Reed, Inc.; President, Chief Executive Officer, Chief Investment
Officer and Director of WRIMCO; Director of Waddell & Reed Development,
Inc.; Chairman of the Board of Directors and Director of Austin, Calvert &
Flavin, Inc., an affiliate of WRIMCO; formerly, Treasurer of Waddell & Reed
Financial, Inc.; formerly, Vice President of Waddell & Reed Financial
Services, Inc.; formerly, President, Chief Executive Officer, Chief
Investment Officer and Director of Waddell & Reed Asset Management Company.
Date of birth:  December 8, 1942.

GLENDON E. JOHNSON
13635 Deering Bay Drive
Unit 284
Miami, Florida  33158
    Retired; formerly, Director and Chief Executive Officer of John Alden
Financial Corporation and its subsidiaries. Date of birth:  February 19,
1924.

WILLIAM T. MORGAN*
928 Glorietta Blvd.
Coronado, California  92118
    Retired; formerly, Chairman of the Board of Directors and President of
each of the funds in the Fund Complex then in existence. (Mr. Morgan retired as Chairman of the Board of Directors and President of the funds in the Fund Complex then in existence on April 30, 1993); formerly, President,
Director and Chief Executive Officer of WRIMCO and Waddell & Reed, Inc.;
formerly, Chairman of the Board of Directors of Waddell & Reed Services
Company. Date of birth:  April 27, 1928.

FRANK J. ROSS, JR.*
700 West 47th Street
Kansas City, Missouri  64112
    Shareholder and Director, Polsinelli Shalton & Welte, a law firm;
Director of Columbian Bank and Trust. Date of birth:  April 9, 1953.

ELEANOR B. SCHWARTZ
1213 West 95th Court, Chartwell 4
Kansas City, Missouri  64114
    Professor, University of Missouri-Kansas City; formerly, Chancellor,
University of Missouri-Kansas City. Date of birth:  January 1, 1937.

FREDERICK VOGEL III
1805 West Bradley Road
Milwaukee, Wisconsin  53217
    Retired. Date of birth:  August 7, 1935.

Daniel C. Schulte
    Vice President, Assistant Secretary and General Counsel of the Fund
and each of the other funds in the Fund Complex; Vice President, Secretary and General Counsel of Waddell & Reed Financial, Inc.; Senior Vice
President, Secretary and General Counsel of Waddell & Reed Financial
Services, Inc., Waddell & Reed, Inc., WRIMCO and Waddell & Reed Services
Company; Secretary, Director and General Counsel of Fiduciary Trust Company
of New Hampshire; Assistant Secretary and General Counsel of Austin,
Calvert & Flavin, Inc.; formerly, Assistant Secretary of Waddell & Reed
Financial, Inc.; formerly, an attorney with Klenda, Mitchell, Austerman &
Zuercher, L.L.C. Date of birth:  December 8, 1965.

Kristen A. Richards
    Vice President, Secretary and Associate General Counsel of the Fund
and each of the other funds in the Fund Complex; Vice President, Associate
General Counsel and Chief Compliance Officer of WRIMCO; formerly, Assistant
Secretary of the Fund and each of the other funds in the Fund Complex;
formerly, Compliance Officer of WRIMCO. Date of birth:  December 2, 1967.

Theodore W. Howard
    Vice President, Treasurer and Principal Accounting Officer of the Fund
and each of the other funds in the Fund Complex; Senior Vice President of
Waddell & Reed Services Company; formerly, Vice President of Waddell & Reed
Services Company. Date of birth:  July 18, 1942.

Michael L. Avery
    Vice President of the Fund and two other Funds in the Fund Complex;
Senior Vice President of, and Director of Research for, WRIMCO; formerly,
Vice President of Waddell & Reed Asset Management Company. Date of birth:
September 15, 1953.

Daniel J. Vrabac
    Vice President of the Fund and two other funds in the Fund Complex;
Vice President of WRIMCO; formerly, Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Date of birth:  July
24, 1954.

     The address of each person is 6300 Lamar Avenue, P.O. Box 29217,
Shawnee Mission, Kansas 66201-9217 unless a different address is given.

     The Directors who may be deemed to be interested persons as defined in the 1940 Act of the Fund's underwriter, Waddell & Reed, or of WRIMCO are indicated as such by an asterisk.

     The Board of Directors has created an honorary position of Director
Emeritus, whereby an incumbent Director who has attained the age of 70 may, or if elected on or after May 31, 1993, and has attained the age of 75 must, resign his or her position as Director and, unless he or she elects otherwise, will serve as Director Emeritus provided the Director has served as a Director of the Fund for at least five years which need not have been consecutive. A Director Emeritus receives fees in recognition of his or her past services whether or not services are rendered in his or her capacity as Director Emeritus, but he or she has no authority or responsibility with respect to the management of the Fund.

    The Fund, the funds in Waddell & Reed Advisors Funds, W&R Funds, Inc.
and W&R Target Funds, Inc. pay to each Director an annual base fee of
$52,000 plus $3,250 for each meeting of the Board of Directors attended, plus reimbursement of expenses for attending such meeting and $500 for each committee meeting attended which is not in conjunction with a Board of
Directors meeting, other than Directors who are affiliates of Waddell &
Reed. The fees to the Directors are divided among the Fund, the funds in
Waddell & Reed Advisors Funds, W&R Funds, Inc. and W&R Target Funds, Inc.
based on the funds' relative size. It is anticipated that the Fund's
Directors will receive the following fees for service as a director:

                             COMPENSATION TABLE

                                          Total
                        Aggregate     Compensation
                       Compensation    From Fund
                           From         and Fund
Director                   Fund*        Complex**
--------                ------------   ------------
Robert L. Hechler         $    0        $     0
Henry J. Herrmann              0              0
Keith A. Tucker                0              0
James M. Concannon             0         61,000
John A. Dillingham             0         61,000
David P. Gardner               0         58,500
Linda K. Graves                0         61,000
Joseph Harroz, Jr.             0         61,000
John F. Hayes                  0         61,000
Glendon E. Johnson             0         61,000
William T. Morgan              0         61,000
Frank J. Ross, Jr.             0         61,000
Eleanor B. Schwartz            0         61,000
Frederick Vogel III            0         61,000

*For the current fiscal year, the Directors have agreed not to allocate any portion of their total compensation to the Fund.

**No pension or retirement benefits have been accrued as a part of Fund expenses.

     The officers are paid by WRIMCO or its affiliates.

                           PAYMENTS TO SHAREHOLDERS
General

     There are two sources for the payments a Portfolio makes to you as a shareholder of a class of shares of a Portfolio, other than payments when you redeem your shares. The first source is net investment income, which is derived from the dividends derived from the underlying funds and interest on the securities a Portfolio holds, less expenses (which will vary by class). The second source is net realized capital gains, which are derived from the proceeds received from a Portfolio's sale of fund shares or other securities at a price higher than the Portfolio's tax basis (usually cost)
in those shares or other securities, less losses from sales of those shares or other securities at a price lower than the Portfolio's basis therein;
these gains can be either long-term or short-term, depending on how long a
Portfolio has owned the fund shares or other securities before it sells them. The payments made to shareholders from net investment income and net short-term capital gains are called dividends.

     Each Portfolio pays distributions from net capital gains (the excess of net long-term capital gains over net short-term capital loss). It may or may not have such gains, depending on whether securities are sold and at what price. If a Portfolio has net capital gains, it will pay distributions once each year, in the latter part of the fourth calendar quarter, except to the extent it has net capital losses carried over from a prior year or years to offset the gains. It is the policy of each Portfolio to make annual capital gains distributions to the extent that net capital gains are realized in excess of available capital loss carryovers.

    Income and expenses are earned and incurred separately by each
Portfolio, and gains and losses on portfolio transactions of each Portfolio are attributable only to that Portfolio. For example, capital losses realized by one Portfolio would not affect capital gains realized by another Portfolio.

                                    TAXES
General

     Each Portfolio intends to qualify each year for treatment as a regulated investment company (RIC) under the Code, so that it will be relieved of Federal income tax on that part of its investment company taxable income (consisting generally of net investment income and net short-term capital gains, determined without regard to any deduction for dividends paid) that it distributes to its shareholders. To qualify for treatment as a RIC, a Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income and must meet several additional requirements, which each Portfolio intends and expects to meet.

    Each Portfolio invests almost exclusively in shares of the underlying
Waddell & Reed Advisors Funds and may also invest in U.S. Government
Securities, short-term paper and money market instruments. Accordingly, a
Portfolio's income will consist of dividends and distributions it receives from the funds in which it invests, net gains it realized from the disposition of those funds' shares and other securities, and interest it earns. If an underlying fund qualifies for the tax treatment as a RIC described in the preceding paragraph (and each underlying fund has done so for its past taxable years and intends to continue to do so for its current and future taxable years):  (1) dividends paid to a Portfolio from the fund's investment company taxable income (which for certain funds may include gains from certain foreign currency transactions in addition to net investment income and net short-term capital gains) will be taxable to the
Portfolio as ordinary income to the extent of the fund's earnings and profits and (2) distributions paid to a Portfolio from the fund's net capital gains will be taxable to the Portfolio as long-term capital gains, regardless of how long the Portfolio has held the fund's shares. If a
Portfolio qualifies for treatment as a RIC, these tax consequences will have little impact, because, as noted in the Prospectus, each Portfolio intends to distribute substantially all its net investment income and net capital gains each year and thus will pay no Federal income tax on the dividends, distributions and gains it receives and realizes.

     If a Portfolio or underlying fund failed to qualify for treatment as a
RIC for any taxable year, however, it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders). In addition, such a
Portfolio or fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

    Each Portfolio and underlying fund will be subject to a nondeductible
4% excise tax to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gains net income for the one-year period ending on October 31 of that year, plus certain other amounts. For these purposes, a Portfolio or an underlying fund may defer into the next calendar year net capital losses incurred between November 1 and the end of the current calendar year. It is the policy of each Portfolio and underlying fund to pay sufficient dividends and distributions each year to avoid imposition of this excise tax.

                    PORTFOLIO TRANSACTIONS AND BROKERAGE

     Each Portfolio will purchase and sell the principal portion of its securities, the shares of the underlying Waddell & Reed Advisors Funds, without commission or other sales charges. To the extent that a Portfolio purchases or sells U.S. Government Securities or short-term paper, such transactions may be directly with issuers, underwriters, dealers or banks.
Purchases from underwriters may include a commission or concession paid by the issuer to the underwriter. Purchases from dealers will include the spread between the bid and the asked prices. Otherwise, transactions in securities other than those for which an exchange is the primary market are generally effected with dealers acting as principals or market makers. The individuals who manage the Portfolios and underlying funds manage other advisory accounts. It can be anticipated that the manager will frequently, yet not always, place concurrent orders for all or most accounts for which the manager has responsibility or WRIMCO may otherwise combine orders for a
Portfolio and/or its underlying funds with those of other Portfolios in the
Fund, Waddell & Reed Advisors Funds, W&R Funds, Inc. and W&R Target Funds,
Inc. or other accounts for which it has investment discretion, including accounts affiliated with WRIMCO. WRIMCO, at its discretion, may aggregate such orders. Under current written procedures, transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each fund or advisory account, except where the combined order is not filled completely. WRIMCO will ordinarily allocate the transaction pro rata based on the orders placed, subject to certain variances provided for in the written procedures.

    In all cases, WRIMCO seeks to implement its allocation procedures to achieve a fair and equitable allocation of securities among its funds and other advisory accounts. Sharing in large transactions could affect the price a Portfolio pays or receives or the amount it buys or sells.

    The Fund, WRIMCO and Waddell & Reed have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits their respective directors, officers and employees to invest in securities, including securities that may be purchased or held by a Portfolio. The Code of Ethics subjects covered personnel to certain restrictions that include prohibited activities, pre-clearance requirements and reporting obligations.

                             OTHER INFORMATION

General

     The Fund was organized on May 23, 2001.

The Shares of the Portfolios

     The shares of each of the Portfolios represents an interest in that
Portfolio's securities and other assets and in its profits or losses. Each fractional share of a class has the same rights, in proportion, as a full share of that class.

     Each Portfolio offers three classes of its shares:  Class A, Class B, and Class C. Each class of a Portfolio represents an interest in the same assets of the Portfolio and differs as follows:  each class of shares has exclusive voting rights on matters pertaining to matters appropriately limited to that class; Class A shares are subject to an initial sales charge and to an ongoing distribution and/or service fee and certain Class
A shares are subject to a CDSC; Class B and Class C shares are subject to a
CDSC and to ongoing distribution and service fees; and Class B shares convert to Class A shares eight years after the month in which the shares were purchased. Each class may bear differing amounts of certain class-
specific expenses. The Portfolios do not anticipate that there will be any conflicts between the interests of holders of the different classes of shares of the same Portfolio by virtue of those classes. On an ongoing basis, the Board of Directors will consider whether any such conflict exists and, if so, take appropriate action. Each share of a Portfolio is entitled to equal voting, dividend, liquidation and redemption rights, except that due to the differing expenses borne by the three classes, dividends and liquidation proceeds of Class B and Class C shares are expected to be lower than for Class A shares of the same Portfolio. Shares are fully paid and nonassessable when purchased.

    The Fund does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval will be presented to shareholders at a meeting called by the Board of Directors for such purpose.

    Special meetings of shareholders may be called for any purpose upon receipt by the Fund of a request in writing signed by shareholders holding not less than 25% of all shares entitled to vote at such meeting, provided certain conditions stated in the Bylaws are met. There will normally be no meeting of the shareholders for the purpose of electing directors until such time as less than a majority of directors holding office have been elected by shareholders, at time which the directors then in office will call a shareholders' meeting for the election of directors. To the extent that Section 16(c) of the 1940 Act applies to the Fund, the directors are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.

    Each share (regardless of class) has one vote. All shares of a
Portfolio vote together as a single class, except as to any matter for which a separate vote of any class is required by the 1940 Act, and except as to any matter which affects the interests of one or more particular classes, in which case only the shareholders of the affected classes are entitled to vote, each as a separate class.

    Each share of each Portfolio (regardless of class) is entitled to one vote. On certain matters such as the election of Directors, all shares of the three Portfolios vote together as a single class. On other matters affecting a particular Portfolio, the shares of that Portfolio vote together as a separate class, such as with respect to a change in an investment restriction of a particular Portfolio, except that as to matters for which a separate vote of a class is required by the 1940 Act or which affects the interests of one or more particular classes, the affected shareholders vote as a separate class. In voting on a Management Agreement, approval by the shareholders of a Portfolio is effective as to that
Portfolio whether or not enough votes are received from the shareholders of the other Portfolios to approve the Management Agreement for the other
Portfolios.

Initial Investment and Organizational Expenses

    On _________________, 2001, Waddell & Reed purchased for investment
_____________ shares of the Fund at a NAV of $_______ per share. As of the date of this SAI, it was the sole shareholder of the Fund.

                                APPENDIX A

    The following are descriptions of some of the ratings of securities which the Fund may use. The Fund may also use ratings provided by other nationally recognized statistical rating organizations in determining the securities eligible for investment.

                         DESCRIPTION OF BOND RATINGS

       Standard & Poor's, a division of The McGraw-Hill Companies, Inc. A
Standard & Poor's (S&P) corporate bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.
This assessment of creditworthiness may take into consideration obligors such as guarantors, insurers or lessees.

    The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

    The ratings are based on current information furnished to  S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

    The ratings are based, in varying degrees, on the following considerations:

     1.  Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     2.  Nature of and provisions of the obligation;

     3.  Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors'
         rights.

     AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA also qualifies as high quality debt. Capacity to pay interest and repay principal is very strong, and debt rated AA differs from AAA issues only in a small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB -- Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B -- Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.
Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC -- Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal.
In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The
CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI -- The rating CI is reserved for income bonds on which no interest is being paid.

     D -- Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace periods. The D rating will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-) -- To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     Debt Obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Bond Investment Quality Standards:  Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as investment grade ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

      Moody's Corporation. A brief description of the applicable Moody's
Corporation (Moody's) rating symbols and their meanings follows:

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE:  Bonds within the above categories which possess the strongest investment attributes are designated by the symbol 1 following the rating.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                   Description of Preferred Stock Ratings

       Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An
S&P preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

    The preferred stock ratings are based on the following considerations:

1.  Likelihood of payment - capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation;

2.  Nature of, and provisions of, the issue;

3.  Relative position of the issue in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA -- This is the highest rating that may be assigned by Standard &
Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

    AA -- A preferred stock issue rated AA also qualifies as a high-
quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

    A -- An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB -- An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the
'A' category.

    BB, B, CCC -- Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    CC -- The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

    C -- A preferred stock rated C is a non-paying issue.

    D -- A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

    NR -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

    Plus (+) or minus (-) -- To provide more detailed indications of preferred stock quality, the rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

    A preferred stock rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

      Moody's Corporation: Because of the fundamental differences between preferred stocks and bonds, a variation of Moody's familiar bond rating symbols is used in the quality ranking of preferred stock. The symbols are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

      Note:  Moody's applies numerical modifiers 1, 2 and 3 in each rating classification; the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-
range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    Preferred stock rating symbols and their definitions are as follows:

    aaa -- An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

    aa -- An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

    a -- An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

    baa -- An issue which is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

    ba -- An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

    b -- An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

    caa -- An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

    ca -- An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

    c -- This is the lowest rated class of preferred or preference stock.
Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                        DESCRIPTION OF NOTE RATINGS

       Standard and Poor's, a division of The McGraw-Hill Companies, Inc.
An S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-
term debt rating. The following criteria will be used in making that assessment.

  --Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note).
  --Source of Payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

    The note rating symbols and definitions are as follows:

    SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+)
         designation.
    SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
    SP-3 Speculative capacity to pay principal and interest.

      Moody's Corporation. Moody's Short-Term Loan Ratings -- Moody's
ratings for state and municipal short-term obligations will be designated
Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run. Rating symbols and their meanings follow:

    MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

    MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

    MIG 3 -- This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

    MIG 4 -- This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                 DESCRIPTION OF COMMERCIAL PAPER RATINGS

       Standard & Poor's, a division of The McGraw-Hill Companies, Inc. An
S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.
Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to indicate the relative degree of safety. Issues assigned an A rating (the highest rating) are regarded as having the greatest capacity for timely payment. An A-1 designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. An A-2 rating indicates that capacity for timely payment is satisfactory; however, the relative degree of safety is not as high as for issues designated A-1.
Issues rated A-3 have adequate capacity for timely payment; however, they are more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for timely payment. A C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default, which occurs when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

      Moody's Corporation commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the designations of Prime 1, Prime 2 and Prime 3, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers.
Issuers rated Prime 1 have a superior capacity for repayment of short-term promissory obligations and repayment capacity will normally be evidenced by
(1) lending market positions in well established industries; (2) high rates of return on Funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime 2 also have a strong capacity for repayment of short-term promissory obligations as will normally be evidenced by many of the characteristics described above for Prime 1 issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation;
capitalization characteristics, while still appropriate, may be more affected by external conditions; and ample alternate liquidity is maintained. Issuers rated Prime 3 have an acceptable capacity for repayment of short-term promissory obligations, as will normally be evidenced by many of the characteristics above for Prime 1 issuers, but to a lesser degree.
The effect of industry characteristics and market composition may be more pronounced; variability in earnings and profitability may result in changes in the level of debt protection measurements and requirement for relatively high financial leverage; and adequate alternate liquidity is maintained.

                          REGISTRATION STATEMENT

                                  PART C

                             OTHER INFORMATION

 23.       Exhibits: Waddell & Reed InvestEd Portfolios, Inc.

           (a)  Articles of Incorporation attached hereto as EX-
                99.B(a)invcharter

           (b)  Bylaws attached hereto as EX-99.B(b)invbylaw

           (c)  Not applicable

           (d)  Investment Management Agreement, to be filed with the first amendment to this initial Registration Statement

           (e)  Underwriting Agreement, to be filed with the first
                amendment to this initial Registration Statement

           (f)  Not applicable

           (g)  Custodian Agreement, to be filed with the first amendment to this initial Registration Statement

           (h)  Shareholder Servicing Agreement, to be filed with the first amendment to this initial Registration Statement

                Accounting Services Agreement, to be filed with the first
                amendment to this initial Registration Statement

           (i)  Opinion and Consent of Counsel attached hereto as EX-
                99.B(i)invlegopn

           (j)  Not Applicable

           (k)  Not Applicable

           (l)  Agreement with initial shareholder, Waddell & Reed, Inc., to be filed with the first amendment to this initial
                Registration Statement

           (m)  Distribution and Service Plan for Class A shares, to be filed with the first amendment to this initial
                Registration Statement

                Distribution and Service Plan for Class B shares, to be
                filed with the first amendment to this initial
                Registration Statement

                Distribution and Service Plan for Class C shares, to be
                filed with the first amendment to this initial
                Registration Statement

           (n)  Not Applicable

           (o)  Multiple Class Plan, to be filed with the first amendment to this initial Registration Statement

           (p)  Code of Ethics, to be filed with the first amendment to this initial Registration Statement

 24.  Persons Controlled by or under common control with Registrant
      -------------------------------------------------------------

      None

 25. Indemnification
      ---------------

      Reference is made to Article TENTH Section 10.2 of the Articles of
      Incorporation of Registrant attached hereto as EX-99.B(a)invcharter and Article VIII of the Bylaws attached hereto as EX-99.B(b)invbylaw, each of which provide indemnification. Also refer to section 2-418 of the Maryland Corporation Law regarding indemnification of directors, officers, employees and agents.

      Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation, By-Laws, and the above-described contracts in accordance with the Investment Company Act Release No.
      11330 (September 4, 1980) and successor releases.

      Insofar as indemnification for liability arising under the 1933
      Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 26.  Business and Other Connections of Investment Manager
      ----------------------------------------------------

      Waddell & Reed Investment Management Company (WRIMCO) is the
      investment manager of the Registrant. Under the terms of an
      Investment Management Agreement between WRIMCO and the Registrant,
      WRIMCO is to provide investment management services to the
      Registrant. WRIMCO is a corporation which is not engaged in any business other than the provision of investment management services to those registered investment companies described in Part A and
      Part B of this Registration Statement and to other investment advisory clients.

      Each director and executive officer of WRIMCO has had as his sole business, profession, vocation or employment during the past two years only his duties as an executive officer and/or employee of
      WRIMCO or its predecessors, except as to persons who are directors and/or officers of the Registrant and have served in the capacities shown in the Statement of Additional Information of the Registrant.
      The address of the officers is 6300 Lamar Avenue, Shawnee Mission,
      Kansas 66202-4247.

      As to each director and officer of WRIMCO, reference is made to the
      Prospectus and SAI of this Registrant.

 27.  Principal Underwriter
      ---------------------

      (a)  Waddell & Reed, Inc. is the principal underwriter of the
           Registrant. It is also the principal underwriter to the
           following investment companies:

           Waddell & Reed Advisors Asset Strategy Fund, Inc.
           Waddell & Reed Advisors Cash Management, Inc.
           Waddell & Reed Advisors Continental Income Fund, Inc.
           Waddell & Reed Advisors Funds, Inc.
           Waddell & Reed Advisors Global Bond Fund, Inc.
           Waddell & Reed Advisors Government Securities Fund, Inc.
           Waddell & Reed Advisors High Income Fund, Inc.
           Waddell & Reed Advisors International Growth Fund, Inc.
           Waddell & Reed Advisors Municipal Bond Fund, Inc.
           Waddell & Reed Advisors Municipal High Income Fund, Inc.
           Waddell & Reed Advisors Municipal Money Market Fund, Inc.
           Waddell & Reed Advisors New Concepts Fund, Inc.
           Waddell & Reed Advisors Retirement Shares, Inc.
           Waddell & Reed Advisors Small Cap Fund, Inc.
           Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
           Waddell & Reed Advisors Value Fund, Inc.
           Waddell & Reed Advisors Vanguard Fund, Inc.
           W&R Funds, Inc.
           Waddell & Reed Advisors Select Life
           Waddell & Reed Advisors Survivorship Life
           Waddell & Reed Advisors Select Annuity
           Waddell & Reed Advisors Select Plus Annuity

      (b)  The information contained in the underwriter's application on
           Form BD, as filed June 8, 2001 SEC No. 8-27030 under the
           Securities Exchange Act of 1934, is herein incorporated by reference.

      (c)  No compensation was paid by the Registrant to any principal underwriter who is not an affiliated person of the Registrant or any affiliated person of such affiliated person.

 28.  Location of Accounts and Records
      --------------------------------

      The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company
      Act and rules promulgated thereunder are under the possession of
      Mr. Robert L. Hechler and Ms. Kristen A. Richards, as officers of the Registrant, each of whose business address is Post Office Box
      29217, Shawnee Mission, Kansas  66201-9217.

 29.  Management Services
      -------------------

      There is no service contract other than as discussed in Part A and
      B of this Registration Statement and as listed in response to Items
      23.(h) and 23.(m) hereof.

 30.  Undertakings
      -----------

      Not applicable

 ---------------------------------
 *Incorporated herein by reference

                              POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, That each of the undersigned, WADDELL
& REED ADVISORS ASSET STRATEGY FUND, INC., WADDELL & REED ADVISORS CASH
MANAGEMENT, INC., WADDELL & REED ADVISORS CONTINENTAL INCOME FUND, INC.,
WADDELL & REED ADVISORS FUNDS, INC., WADDELL & REED ADVISORS GLOBAL BOND
FUND, INC., WADDELL & REED ADVISORS GOVERNMENT SECURITIES FUND, INC.,
WADDELL & REED ADVISORS HIGH INCOME FUND, INC., WADDELL & REED ADVISORS
INTERNATIONAL GROWTH FUND, INC., WADDELL & REED ADVISORS MUNICIPAL BOND
FUND, INC., WADDELL & REED ADVISORS MUNICIPAL HIGH INCOME FUND, INC.,
WADDELL & REED ADVISORS MUNICIPAL MONEY MARKET FUND, INC., WADDELL & REED
ADVISORS NEW CONCEPTS FUND, INC., WADDELL & REED ADVISORS RETIREMENT
SHARES, INC., WADDELL & REED ADVISORS SMALL CAP FUND, INC., WADDELL & REED
ADVISORS TAX-MANAGED EQUITY FUND, INC., WADDELL & REED ADVISORS VALUE FUND,
INC., WADDELL & REED ADVISORS VANGUARD FUND, INC., W&R TARGET FUNDS, INC.,
W&R FUNDS, INC. and WADDELL & REED INVESTED PORTFOLIOS, INC. (each hereinafter called the Corporation), and certain directors and officers for the Corporation, do hereby constitute and appoint KEITH A. TUCKER, ROBERT
L. HECHLER, DANIEL C. SCHULTE and KRISTEN A. RICHARDS, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable each Corporation to comply with the Securities Act of 1933 and/or the Investment Company Act of 1940,
as amended, and any rules, regulations, orders or other requirements of the
United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933 and/or the
Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the names of each of such directors and officers in his/her behalf as such director or officer as indicated below opposite his/her signature hereto, to any
Registration Statement and to any amendment or supplement to the
Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 and/or the Investment Company Act of 1940,
as amended, and to any instruments or documents filed or to be filed as a part of or in connection with such Registration Statement or amendment or supplement thereto; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

Date:  May 16, 2001                     /s/Robert L. Hechler
                                       --------------------------
                                       Robert L. Hechler, President

/s/Keith A. Tucker          Chairman of the Board       May 16, 2001
-------------------                                     -----------------
Keith A. Tucker

/s/Robert L. Hechler        President, Principal        May 16, 2001
--------------------        Financial Officer and       -----------------
Robert L. Hechler           Director

/s/Henry J. Herrmann        Vice President and          May 16, 2001
--------------------        Director                    -----------------
Henry J. Herrmann

/s/Theodore W. Howard       Vice President, Treasurer   May 16, 2001
--------------------        and Principal Accounting    -----------------
Theodore W. Howard          Officer

/s/James M. Concannon       Director                    May 16, 2001
--------------------                                    -----------------
James M. Concannon

/s/John A. Dillingham       Director                    May 16, 2001
--------------------                                    -----------------
John A. Dillingham

/s/David P. Gardner         Director                    May 16, 2001
-------------------                                     -----------------
David P. Gardner

/s/Linda K. Graves          Director                    May 16, 2001
--------------------                                    -----------------
Linda K. Graves

/s/Joseph Harroz, Jr.       Director                    May 16, 2001
--------------------                                    -----------------
Joseph Harroz, Jr.

/s/John F. Hayes            Director                    May 16, 2001
--------------------                                    -----------------
John F. Hayes

/s/Glendon E. Johnson       Director                    May 16, 2001
--------------------                                    -----------------
Glendon E. Johnson

/s/William T. Morgan        Director                    May 16, 2001
--------------------                                    -----------------
William T. Morgan

/s/Frank J. Ross, Jr.       Director                    May 16, 2001
--------------------                                    -----------------
Frank J. Ross, Jr.

/s/Eleanor B. Schwartz      Director                    May 16, 2001
--------------------                                    -----------------
Eleanor B. Schwartz

/s/Frederick Vogel III      Director                    May 16, 2001
--------------------                                    -----------------
Frederick Vogel III

Attest:

/s/Kristen A. Richards
--------------------------------
Kristen A. Richards
Secretary

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Overland Park, and State of
Kansas, on the 29th day of June, 2001.

                 WADDELL & REED INVESTED PORTFOLIOS, INC.

                               (Registrant)

                         By /s/ Robert L. Hechler*
                        ------------------------
                      Robert L. Hechler, President

     Pursuant to the requirements of the Securities Act of 1933, and/or the
Investment Company Act of 1940, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     Signatures          Title
     ----------          -----

/s/Keith A. Tucker*      Chairman of the Board         June 29, 2001
----------------------                                 ------------------
Keith A. Tucker

/s/Robert L. Hechler*    President                     June 29, 2001
----------------------   Principal Financial Officer   ------------------
Robert L. Hechler        and Director

/s/Henry J. Herrmann*    Vice President and Director   June 29, 2001
----------------------                                 ------------------
Henry J. Herrmann

/s/Theodore W. Howard*   Vice President, Treasurer     June 29, 2001
----------------------   and Principal Accounting      ------------------
Theodore W. Howard       Officer

/s/James M. Concannon*   Director                      June 29, 2001
-------------------                                    ------------------
James M. Concannon

/s/John A. Dillingham*   Director                      June 29, 2001
-------------------                                    ------------------
John A. Dillingham

/s/David P. Gardner*     Director                      June 29, 2001
-------------------                                    ------------------
David P. Gardner

/s/Linda K. Graves*      Director                      June 29, 2001
-------------------                                    ------------------
Linda Graves

/s/Joseph Harroz, Jr.*   Director                      June 29, 2001
-------------------                                    ------------------
Joseph Harroz, Jr.

/s/John F. Hayes*        Director                      June 29, 2001
-------------------                                    ------------------
John F. Hayes

/s/Glendon E. Johnson*   Director                      June 29, 2001
-------------------                                    ------------------
Glendon E. Johnson

/s/William T. Morgan*    Director                      June 29, 2001
-------------------                                    ------------------
William T. Morgan

/s/Frank J. Ross, Jr.*   Director                      June 29, 2001
-------------------                                    ------------------
Frank J. Ross, Jr.

/s/Eleanor B. Schwartz*  Director                      June 29, 2001
-------------------                                    ------------------
Eleanor B. Schwartz

/s/Frederick Vogel III*  Director                      June 29, 2001
-------------------                                    ------------------
Frederick Vogel III

*By/s/Kristen A. Richards
------------------------
  Kristen A. Richards
  Attorney-in-Fact

ATTEST:/s/Daniel C. Schulte
---------------------------
  Daniel C. Schulte
  Assistant Secretary